As filed with the U. S. Securities and Exchange Commission on December 29, 2005

                                             1940 Act Registration No. 811-09078
                                                     1933 Act File No. 033-95102

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|

         Pre-Effective Amendment No.                                         |_|
         Post-Effective Amendment No.  18                                    |X|
                  and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |X|
         Amendment No.  19                                                   |X|

                        (Check appropriate box or boxes)

                           The Penn Street Fund, Inc.
               (Exact Name of Registrant as Specified in Charter)
                     83 General Warren Boulevard, Suite 200
                           Malvern, Pennsylvania 19355
               (Address of Principal Executive Offices) (Zip Code)

                                 (610) 232-1700
              (Registrant's Telephone Number, Including Area Code)

                      George M. Chamberlain, Jr., Secretary
                     83 General Warren Boulevard, Suite 200
                           Malvern, Pennsylvania 19355
               (Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective:

|_|   immediately upon filing pursuant to paragraph (b)
|_|   on ___________________ pursuant to paragraph (b)
|_|   60 days after filing pursuant to paragraph (a)(1)
|X|   on March 1, 2006 pursuant to paragraph (a)(1)
|_|   75 days after filing pursuant to paragraph (a)(2)
|_|   on ___________________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended. Therefore, no registration fee is due with this filing.

                                                                      Prospectus
                                                             Dated March 1, 2006

Penn Street Advisors Sector Rotational Portfolio
Berkshire Advisors Select Equity Portfolio

Like all mutual funds, the U. S. Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


The Penn Street Fund, Inc.
83 General Warren Boulevard, Suite 200
Malvern, PA  19355

                                TABLE OF CONTENTS

RISK/RETURN SUMMARY...........................................................1
   PENN STREET ADVISORS SECTOR ROTATIONAL PORTFOLIO...........................1
   THE BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO.............................6
ADDITIONAL RISK INFORMATION..................................................11
PORTFOLIO HOLDINGS...........................................................13
WHO MANAGES THE PORTFOLIOS...................................................13
HOW TO BUY & SELL SHARES.....................................................16
DIVIDENDS & DISTRIBUTIONS....................................................29
TAX CONSIDERATIONS...........................................................30
FINANCIAL HIGHLIGHTS.........................................................31
FOR MORE INFORMATION.........................................................37

                               RISK/RETURN SUMMARY

      The Penn Street Fund Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company currently offers Class A shares and Class C shares of two series, the Penn Street Sector Rotational Portfolio (the "Sector Rotational Portfolio") and the Berkshire Advisors Select Equity Portfolio (the "Select Equity Portfolio").

                PENN STREET ADVISORS SECTOR ROTATIONAL PORTFOLIO

Investment Objective - Long term capital appreciation.

Principal Investment Strategies

      Under normal operating environments, the Sector Rotational Portfolio normally:

      o keeps at least 80% of the Portfolio's assets fully invested in equity securities of U.S. companies;

      o     invests in company stocks without regard to market capitalizations;
            and

      o allocates and re-allocates Portfolio assets among various market and industry sectors as the sub-advisor deems necessary to maximize potential return.

      The Sector Rotational Portfolio's philosophy is aggressive and assumes a higher risk in an attempt to maximize return. The Sector Rotational Portfolio concentrates first on determining the sectors of the market with the greatest growth potential and secondly on the selection of securities in each sector based on capitalization, earnings and dividend growth.

      The Sector Rotational Portfolio's sub-advisor will select equities for the Portfolio by analyzing the various groupings of equities or sectors in the marketplace such as the energy, financial, utilities, healthcare or consumer sectors and then select its equities from within specifically identified growth sectors. There is no minimum or maximum number of sectors or equities within a sector that are required to be maintained within the Portfolio. The Sector Rotational Portfolio may invest in as few as one sector or as many as ten sectors as required by its investment model.

      The sub-advisor will make its equity selections in different sectors of the market based on the nature of the changing business cycle and market sector momentum and traditional value criteria such as price to earnings, price to books and earnings to price ratios. Individual securities within each identified sector will be selected by an analysis of the traditional financial ratios in each sector of the market selected for emphasis by the portfolio manager.

      The Sector Rotational Portfolio will not be diversified due to its objective of concentrating its investments in specific sectors of the market experiencing the most potential for growth. This will result in the Portfolio shifting its emphasis among a varying number of sectors at any given time. The Sector Rotational Portfolio's investment objective and principal investment strategies are not fundamental policies and may be changed by vote of the Board of Directors. You will be notified in writing at least 60 days in advance of any such change.

      Under abnormal market or economic conditions, the Portfolio may adopt a temporary defensive investment position in the market. When the Sector Rotational Portfolio assumes such a position, cash reserves may be a significant percentage (up to 100%) of the Portfolio's total net assets. During times when the Sector Rotational Portfolio holds a significant portion of its net assets in cash, it will not be investing according to its investment objectives and the Portfolio's performance may be negatively affected as a result.

Principal Investment Risks

      As is the case with most investments, you could lose money investing in this Portfolio. When you sell Portfolio shares, they may be worth less than what you paid for them because the value of the Sector Rotational Portfolio's investments vary from day-to-day, reflecting changes in overall market conditions and the conditions of individual securities held by the Portfolio. In addition to the general risks of investing in the Sector Rotational Portfolio, the Portfolio is subject to the following specific risks:

      o     Asset Allocation Risk

      o     Common Stock Investing Risk

      o     Large Company Investing Risk

      o     Management Risk

      o     Non-Diversification Risk

      o     Sector Risk

      o     Smaller Company Investing Risk

      o     Temporary Defensive Position Risk

      Each of the above-listed risks are discussed in more detail in the section entitled "Additional Risk Information" on pages __-___ of this prospectus.

Past Performance History

      The bar chart and table show how the Sector Rotational Portfolio has performed in the past and gives some indication of the risks of investing in the Sector Rotational Portfolio. Both assume that all dividends and distributions are reinvested in the Sector Rotational Portfolio. Returns shown below are for Class A shares of the Sector Rotational Portfolio. Class C shares should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses. The bar chart shows how the performance of the Class A shares of the Sector Rotational Portfolio has varied from year to year. The bar chart figures don't include any sales charges that an investor will pay when they buy or sell Class A shares of the Sector Rotational Portfolio. If sales charges were included, the returns would be lower. The table compares the average annual total returns of the Class A shares of the Sector Rotational Portfolio for the periods ended December 31, 2005 to the performance of the Russell 1000(R) Index. Keep in mind that the past performance (before and after taxes) may not indicate how well the Sector Rotational Portfolio will perform in the future.

Annual Calendar Year Returns For Periods Ending December 31st* - Class A Shares

[BAR CHART OMITTED]

[THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL]

               2001 Return                                 -8.20%
               2002 Return                                -11.23%
               2003 Return                                 37.05%
               2004 Return                                 20.44%
               2005 Return                                 _____%

During the periods shown in the bar chart, the highest return for a calendar quarter was __________% (quarter ended __________) and the lowest return for a calendar quarter was __% (quarter ended __________).

* The performance shown reflects the effect of a voluntary expense waiver and/or reimbursement that may be terminated at any time by the service providers. Without the effect of this expense waiver and/or reimbursement, the performance shown would have been lower.

Average Annual Total Returns

For Periods Ending on December 31, 2005(1)
--------------------------------------------------------------------------------
Class A Shares                                       One Year (2)  Inception (3)
--------------------------------------------------------------------------------
     Return Before Taxes                                _____%        _____%
--------------------------------------------------------------------------------
     Return After Taxes on Distributions                _____%        _____%
--------------------------------------------------------------------------------
     Return After Taxes on Distributions and            _____%        _____%
         Sale of Portfolio Shares
--------------------------------------------------------------------------------
Class C Shares(4)                                       _____%        _____%
--------------------------------------------------------------------------------
Russell 1000(R)Index (5)                                _____%        _____%
(reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------

      (1) The "after-tax returns" shown above are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state or local taxes. Your actual "after-tax" returns depend on your individual tax situation and may differ from the returns shown above. Also, "after-tax" return information is not relevant to shareholders who hold Portfolio shares through tax-deferred arrangements. The "after-tax" returns shown above reflect past tax effects and are not predictive of future tax effects. The performance shown reflects the effect of a voluntary expense waiver and/or reimbursement that may be terminated at any time by the service providers. Without the effect of this expense waiver and/or reimbursement, the performance shown would have been lower.

      (2) The 1 year return after taxes on distribution and sale of Portfolio shares may from time to time be higher than the 1 year return before taxes because the method of calculation assumes generally that you can use the short-term capital loss realized upon the sale of Portfolio shares to offset income of the same tax character from other sources thereby reducing the amount of tax you otherwise might owe.

      (3) The Class A shares of the Portfolio commenced operations on August 30, 2000.

      (4) The Class C shares of the Portfolio commenced operations on March 1, 2004.

      (5) The Russell 1000(R) Index is a widely recognized, unmanaged index of the 1000 largest capitalization companies in the United States. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses. One cannot invest directly in an index.

Fees and Expenses

      This table describes the fees and expenses that you may pay if you buy and hold shares of this Portfolio.

Shareholder Fees:                                            Class A    Class C
(fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases            5.50% (1)     None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                           None    1.00% (2)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
     and other Distributions                                   None       None
--------------------------------------------------------------------------------
Redemption Fees                                                None       None
--------------------------------------------------------------------------------
Exchange Fees                                                  None       None
--------------------------------------------------------------------------------

Annual Fund Operating Expenses:
(expenses that are deducted from Portfolio assets)           Class A    Class C
--------------------------------------------------------------------------------
Management Fees (3)                                           1.00%      1.00%
--------------------------------------------------------------------------------
Distribution & Servicing (12b-1) Fees (4)                     0.25%      1.00%
--------------------------------------------------------------------------------
Other Expenses (5)                                            ____%      ____%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses (6)                      ____%      ____%
--------------------------------------------------------------------------------

      (1) Class A shares of the Portfolio are subject to a maximum front-end sales charge of 5.50%. Larger investments are subject to smaller sales charges. Please see "Class A Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.

      (2) Class C shares are subject to a contingent deferred sales charge (a "CDSC") of 1.00% if sold within one year after purchase. Please see "Class C Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.

      (3) Management fees include a fee equal to an annual rate of 0.25% of the Sector Rotational Portfolio's average daily net assets paid to Penn Street Investment Advisors, Inc. ("PSIA"), the Sector Rotational Portfolio's Master Investment Advisor, and a fee equal to an annual rate of 0.75% paid by the Sector Rotational Portfolio to the Portfolio's sub-advisor, Valley Forge Capital Advisors, Inc. ("VFCA").

      (4) The Company's Board of Directors has adopted a Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act") for each share class of the Sector Rotational Portfolio. Because 12b-1 fees are paid out of the Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

      (5) "Other Expenses" include expenses incurred for transfer agency, accounting, custody, legal, audit and other services and reflect the expenses actually incurred by the Class A shares. The figures entered into "Other Expenses" for Class C shares are estimated based on the fact that each share Class have similar expenses other than sales charges and 12b-1 fees.

      (6) "Total Annual Fund Operating Expenses" for Class A shares reflect gross expenses of the Sector Rotational Portfolio's Class A shares before any fee waivers and/or expense reimbursements. Management of the Sector Rotational Portfolio has voluntarily undertaken to waive fees and/or reimburse expenses of the Portfolio to attempt to maintain an overall expense cap of not greater than 1.75% and 2.50% for Class A shares and Class C shares, respectively. This voluntary undertaking may be terminated at any time. After fee waivers and expense reimbursements, the Sector Rotational Portfolio's Net Total Annual Fund Operating Expenses, for the year ended December 31, 2005, were ___% and ___% for Class A shares and Class C shares, respectively.

Expense Example

      The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Portfolio operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                   One Year       Three Years       Five Years       Ten Years
-------------------------------------------------------------------------------
Class A             $______         $______           $______         $______
-------------------------------------------------------------------------------
Class C             $______         $______           $______         $______
-------------------------------------------------------------------------------

If you did not redeem your shares, your costs would be:

                   One Year       Three Years       Five Years       Ten Years
-------------------------------------------------------------------------------
Class A             $______         $______           $______         $______
-------------------------------------------------------------------------------
Class C             $______         $______           $______         $______
-------------------------------------------------------------------------------

                 THE BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

Investment Objective - Maximization of the Portfolio's total return. Total Return is derived by combining the total changes in the principal value of all the Select Equity Portfolio's investments with the total dividends and interest paid to the Portfolio.

Principal Investment Strategies

      Under normal investment environments, the Select Equity Portfolio:

      o invests predominately in the common stocks of large (in excess of $6 billion) market capitalization U.S. domestic companies;

      o invests at least 80% of the Portfolio's total assets in common stocks;

      o Invests in selected stocks that are included in the Dow 30 Industrial Average Index; and

      o holds at least 80% of the total value of the common stocks owned by the Portfolio in a core position of between 30 and 60 companies.

      To choose the common stocks in which the Portfolio will invest, the Select Equity Portfolio's sub-advisor seeks to identify companies which exhibit some or all of the following criteria:

      o     solid financial condition;

      o     consistent earnings and/or dividend history;

      o     company or industry group is temporarily out of favor;

      o     undervalued or overlooked assets;

      o     favorable insider ownership trends;

      o     not widely owned or followed by institutional investors;

      o experienced or is likely to experience a triggering event that may cause an increase in value.

      Examples of a trigger for a possible increase in value include:

      o     a change in corporate structure;

      o     a change in a company's key management;

      o initiating or increasing an authorized buy-back of a company's own stock;

      o apparent corporate efforts to take advantage of business opportunities;

      o increased following by securities analysts and institutional investors;

      o     beneficiary of a long term demographic or economic trend;

      o     beneficiary of change in government policy or regulations.

      The Select Equity Portfolio will generally invest for the long term and will, under most conditions, stay at least 80% invested in common stocks. However, under abnormal market or economic conditions, the Select Equity Portfolio may adopt a temporary defensive investment position in the market. When the Select Equity Portfolio assumes such a position, cash reserves may be a significant percentage (up to 100%) of the Portfolio's total net assets. During times when the Portfolio holds a significant portion of its net assets in cash, it will not be investing according to its investment objectives and the Select Equity Portfolio's performance may be negatively affected as a result.

      The Select Equity Portfolio is a "non-diversified" portfolio, which means it can invest in fewer securities at any one time than diversified portfolios. The Select Equity Portfolio's investment objective and principal investment strategies are not fundamental policies and may be changed by vote of the Board of Directors. You will be notified in writing at least 60 days in advance of any such change.

Principal Investment Risks

      As is the case with most investments, you could lose money investing in this Portfolio. When you sell Portfolio shares, they may be worth less than what you paid for them because the value of the Select Equity Portfolio's investments vary from day-to-day, reflecting changes in overall market conditions and the conditions of individual securities held by the Portfolio. In addition to the general risks of investing in the Select Equity Portfolio, the Portfolio is subject to the following specific risks:

      o     Common Stock Investing Risk

      o     Large Company Investing Risk

      o     Management Risk

      o     Non-Diversification Risk

      o     Temporary Defensive Position Risk

      o     "Value" Investing Risk

      Each of the above-listed risks are discussed in more detail in the "Additional Risk Information" Section on pages __-___ of this prospectus.

Past Performance History

      The bar chart and table show how the Select Equity Portfolio has performed in the past and gives some indication of the risks of investing in the Select Equity Portfolio. Both assume that all dividends and distributions are reinvested in the Select Equity Portfolio. Returns shown below are for Class A shares of the Select Equity Portfolio. Class C shares should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses. The bar chart shows how the performance of the Class A shares of the Select Equity Portfolio has varied from year to year. The bar chart figures don't include any sales charges that an investor will pay when they buy or sell Class A shares of the Select Equity Portfolio. If sales charges were included, the returns would be lower. The table compares the average annual total returns of the Class A shares of the Select Equity Portfolio for the periods ended December 31, 2005 to the performance of the S&P 500(R) Composite Index. Keep in mind that the past performance (before and after taxes) may not indicate how well the Select Equity Portfolio will perform in the future.

Annual Calendar Year Returns For Periods Ending December 31st* - Class A Shares

[BAR CHART OMITTED]

[THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL]

                 2004 Return                                  7.44%
                 2005 Return                                 _____%

During the periods shown in the bar chart, the highest return for a calendar quarter was ________% (quarter ended ________) and the lowest return for a calendar quarter was __% (quarter ended ________).

* The performance shown reflects the effect of a voluntary expense waiver and/or reimbursement that may be terminated at any time by the service providers. Without the effect of this expense waiver and/or reimbursement, the performance shown would have been lower.

Average Annual Total Returns

For Periods Ending on December 31, 2005(1)
--------------------------------------------------------------------------------
Class A Shares                                      One Year (2)   Inception (3)
--------------------------------------------------------------------------------
     Return Before Taxes                               _____%         _____%
--------------------------------------------------------------------------------
     Return After Taxes on Distributions               _____%         _____%
--------------------------------------------------------------------------------
     Return After Taxes on Distributions and           _____%         _____%
         Sale of Portfolio Shares
--------------------------------------------------------------------------------
Class C Shares(4)                                      _____%         _____%
--------------------------------------------------------------------------------
S&P 500(R) Composite Index(5)                          _____%         _____%
(reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------

      (1) The "after-tax returns" shown above are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state or local taxes. Your actual "after-tax" returns depend on your individual tax situation and may differ from the returns shown above. Also, "after-tax" return information is not relevant to shareholders who hold Portfolio shares through tax-deferred arrangements. The "after-tax" returns shown above reflect past tax effects and are not predictive of future tax effects. The performance shown reflects the effect of a voluntary expense waiver and/or reimbursement that may be terminated at any time by the service providers. Without the effect of this expense waiver and/or reimbursement, the performance shown would have been lower.

      (2) The 1 year return after taxes on distribution and sale of Portfolio shares may from time to time be higher than the 1 year return before taxes because the method of calculation assumes generally that you can use the short-term capital loss realized upon the sale of Portfolio shares to offset income of the same tax character from other sources thereby reducing the amount of tax you otherwise might owe.

      (3) The Class A shares of the Portfolio commenced operations on April 2, 2003.

      (4) The Class C shares of the Portfolio commenced operations on March 1, 2004.

      (5) S&P 500(R) Composite Index is a widely recognized, unmanaged index of the 500 largest capitalization companies in the United States. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses. One cannot invest directly in an index.

Fees and Expenses

      This table describes the fees and expenses that you may pay if you buy and hold shares of this Portfolio.

Shareholder Fees:                                            Class A    Class C
(fees paid directly from your investment)
-------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases             5.50%(1)    None
-------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                           None     1.00%(2)
-------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
     and other Distributions                                   None      None
-------------------------------------------------------------------------------
Redemption Fees                                                None      None
-------------------------------------------------------------------------------
Exchange Fees                                                  None      None
-------------------------------------------------------------------------------

Annual Fund Operating Expenses:
(expenses that are deducted from Portfolio assets)           Class A   Class C
-------------------------------------------------------------------------------
Management Fees (3)                                           1.00%     1.00%
-------------------------------------------------------------------------------
Distribution & Servicing (12b-1) Fees (4)                     0.25%     1.00%
-------------------------------------------------------------------------------
Other Expenses (5)                                            ____%     ____%
-------------------------------------------------------------------------------
Total Annual Fund Operating Expenses (6)                      ____%     ____%
-------------------------------------------------------------------------------

      (1) Class A shares of the Portfolio are subject to a maximum front-end sales charge of 5.50%. Larger investments are subject to smaller sales charges. Please see "Class A Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.

      (2) Class C shares are subject to a CDSC of 1.00% if sold within one year after purchase. Please see "Class C Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.

      (3) Management fees include a fee equal to an annual rate of 1.00% of the Select Equity Portfolio's average daily net assets paid to PSIA, of which a fee equal to an annual rate of 0.75% is paid by PSIA to the Select Equity Portfolio's sub-advisor, Berkshire Advisors, Inc. ("Berkshire Advisors").

      (4) The Company's Board of Directors has adopted a Plan of Distribution under Rule 12b-1 of the 1940 Act for each share class of the Select Equity Portfolio. Because 12b-1 fees are paid out of the Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

      (5) "Other Expenses" include expenses incurred for transfer agency, accounting, custody, legal, audit and other services and reflect the expenses actually incurred by the Class A shares. The figures entered into "Other Expenses" for Class C shares are estimated based on the fact that each share Class have similar expenses other than sales charges and 12b-1 fees.

      (6) "Total Annual Fund Operating Expenses" for Class A shares reflect gross expenses of the Select Equity Portfolio's Class A shares before any fee waivers and/or expense reimbursements. Management of the Select Equity Portfolio has voluntarily undertaken to waive fees and/or reimburse expenses of the Portfolio to attempt to maintain an overall expense cap of not greater than 2.00% and 2.75% for Class A shares and Class C shares, respectively. This voluntary undertaking may be terminated at any time. After fee waivers and expense reimbursements, the Select Equity Portfolio's Net Total Annual Fund Operating Expenses, for the year ended December 31, 2005, were _____% and _____% for Class A shares and Class C shares, respectively.

Expense Example

      The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Portfolio operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                   One Year       Three Years       Five Years       Ten Years
-------------------------------------------------------------------------------
Class A             $______         $______           $______         $______
-------------------------------------------------------------------------------
Class C             $______         $______           $______         $______
-------------------------------------------------------------------------------

If you did not redeem your shares, your costs would be:

                   One Year       Three Years       Five Years       Ten Years
-------------------------------------------------------------------------------
Class A             $______         $______           $______         $______
-------------------------------------------------------------------------------
Class C             $______         $______           $______         $______
-------------------------------------------------------------------------------

                           ADDITIONAL RISK INFORMATION

      As described in the "RISK/RETURN SUMMARY" above, an investment in each Portfolio is subject to certain risks. The principal risks of investing in the Portfolios are described in this section, along with a listing of each Portfolio to which a certain risk pertains.

Asset Allocation Risks (Sector Rotational Portfolio only)

      The Sector Rotational Portfolio largely depends on the skill of its sub-advisor in making asset allocation judgments, either among equity and fixed income securities, among various market sectors, or both, and in evaluating, selecting and monitoring the Portfolio's assets. If the sub-advisor's conclusions about economic conditions or individual securities are incorrect, the Sector Rotational Portfolio may not perform as anticipated.

Common Stock Investing Risk (All Portfolios)

      These Portfolios invest in common stocks, which subjects each Portfolio and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Portfolio invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

      Many factors affect an individual company's performance, such as the strength of its management or the demand for its product or services. You should be aware that for a long position, the value of a company's share price may decline as a result of poor decisions made by management or lower demand for the company's products or services, or for no readily apparent reason at all. In addition, a company's share price may also decline if its earnings or revenues fall short of marketplace expectations.

      Over time, the stock markets tend to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. The value of a Portfolio's investments may decrease more than the stock markets in general.

Large Company Investing Risks (All Portfolios)

      Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Management Risk (All Portfolios)

      Poor security selection by a Portfolio's sub-advisor may cause such Portfolio to under perform other mutual funds with similar investment objectives.

Non-Diversification Risk (All Portfolios)

      The Portfolios are considered "non-diversified", meaning that they can invest a greater percentage of their assets in fewer securities as compared to a diversified fund. However, investing in fewer securities means that the Portfolio's performance can be negatively impacted by the poor performance of relatively few securities.

Portfolio Turnover Risk (Sector Rotational Portfolio only)

      The Sector Rotational Portfolio may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. High portfolio turnover rates may lower performance due to increased costs and may also result in the realization of capital gains, resulting in negative tax consequences to shareholders.

Sector Risk (Sector Rotational Portfolio only)

      Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Sector Rotational Portfolio invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Sector Rotational Portfolio's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Sector Rotational Portfolio may invest more heavily will vary from time to time.

Smaller Company Investing Risk (Sector Rotational Portfolio only)

      Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Sector Rotational Portfolio wants to sell a large quantity of a small-sized company's stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Temporary Defensive Position Risk (All Portfolios)

      Under adverse market conditions, each Portfolio could invest some or all of its assets in money market securities. Although the Portfolio would invest in this manner for defensive purposes, it could reduce the benefit of any upswing in the market. During such periods, the Portfolio will not be investing in accordance with and may not achieve its investment objective.

"Value" Investing Risk (Select Equity Portfolio only)

      The Select Equity Portfolio invests in companies that appear to be value-oriented companies. If the sub-advisors's perceptions of a company's inherent value are wrong, the securities purchased may not perform as expected, reducing the Select Equity Portfolio's return. Further, "value" stocks, in general, may lose favor in the market and under perform other types of securities.

                               PORTFOLIO HOLDINGS

      A description of the Company's policies and procedures with respect to the disclosure of each Portfolio's securities holdings is available in the Statement of Additional Information.

                           WHO MANAGES THE PORTFOLIOS

The Master Investment Advisor

      Penn Street Investment Advisors, Inc. ("PSIA") serves as the Master Investment Advisor to each Portfolio. PSIA's address is 83 General Warren Boulevard, Suite 200, Malvern, Pennsylvania 19355. PSIA is a registered investment advisory firm founded in 2002. G. Michael Mara and John G. Roman are the persons primarily responsible for the day-to-day operations of PSIA. Mr. Mara is also the President and owner of VFCA, the sub-advisor to the Sector Rotational Portfolio.

      PSIA is responsible for the overall investment operations of each Portfolio; it provides or arranges to provide day-to-day investment advisory services to the Portfolios and is primarily responsible to the Board for the conduct of the Portfolios' investment activities. PSIA prepares quarterly reports to the Board concerning the investment activities of the Portfolios (or more frequently if the Board requires). PSIA is responsible for ensuring that each Portfolio is managed in accordance with its investment objectives and restrictions, is responsible for reporting any deviations to the Board and for taking such corrective actions as the Board may direct.

      PSIA serves in the capacity of "Master Advisor" to each of the Portfolios and is authorized to engage persons, subject to Board and shareholder approval, to serve the Portfolios as sub-advisors. These sub-advisors provide day-to-day investment advice and choose the securities in which the Portfolios will invest, subject to the oversight and control of PSIA.

      For its services to the Sector Rotational Portfolio, PSIA will receive an annual fee of 0.25%, calculated daily and paid monthly, based on the average daily net assets of that Portfolio. VFCA, as the sub-advisor to the Sector Rotational Portfolio, will be paid its advisory fee of 0.75% directly by that Portfolio for its services. For its services to the Select Equity Portfolio, PSIA will receive an annual fee of 1.00%, calculated daily and paid monthly, based on the average daily net assets of that Portfolio. The fees charged by Berkshire Advisors as sub-advisor to the Select Equity Portfolio will be paid by PSIA out of the fee it receives from that Portfolio. Out of its annual fee of 1.00%, PSIA will pay a sub-advisory fee to Berkshire Advisors of 0.75%, calculated daily and paid monthly, based on the average daily net assets of the Select Equity Portfolio.

      PSIA, VFCA, and Berkshire Advisors have voluntarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, brokerage and extraordinary expenses) in order to attempt to maintain a net total annual operating expense ratio of 1.75% for Class A shares and 2.50% for Class C shares of the Sector Rotational Portfolio, and at an annual rate of 2.00% for Class A shares and 2.75% for Class C shares of the Select Equity Portfolio. With respect to the Select Equity Portfolio, in the event Berkshire Advisors does undertake such waivers and/or reimbursements, Berkshire Advisors may recover such waived fees and/or reimbursed expenses, at Berkshire Advisors' discretion, at any time for a period of thirty-six months subsequent to the time such waiver or reimbursement is made. This commitment to waive fees is voluntary and can be terminated at any time.

      During the fiscal year ended October 31, 2005, the Sector Rotational Portfolio and the Select Equity Portfolio paid PSIA fees (net of waivers and/or expense reimbursements) at the rate of ___% and ___%, respectively, of each Portfolio's average daily net assets.

      A discussion regarding the basis for the Board of Directors approval of the Master Investment Advisory Agreement and each Sub-Advisory Agreement is available in the Company's annual report to shareholders for the fiscal year ended October 31, 2005.

The Sub-Advisors

Sector Rotational Portfolio

      Valley Forge Capital Advisors, Inc. ("VFCA"), 83 General Warren Boulevard, Suite 200, Malvern, Pennsylvania 19355, serves as sub-advisor to the Sector Rotational. VFCA provides investment counseling and management services to investment companies, banks and thrifts, institutions and high net worth individuals. VFCA was formed in August 2002.

      G. Michael Mara is the person primarily responsible for the day-to-day management of the Sector Rotational Portfolio. Mr. Mara is the founder, President and controlling shareholder of VFCA. Mr. Mara formerly served as President of Penn Street Advisors, Inc., an investment advisory firm and wholly-owned subsidiary of Millennium Bank, from 1998 to May 2002. Through different predecessor companies, Mr. Mara was the lead portfolio manager responsible for the Sector Rotational Portfolio's day-to-day investment activities since its inception in 2000. Before joining Millennium Bank, Mr. Mara was a principal with the Vanguard Fiduciary Trust Company form 1997 to 1999. From 1986 to 1997, Mr. Mara served in a number of increasingly responsible positions with Merrill Lynch, included positions as District Manager and Senior Vice President of Merrill Lynch Trust Company in San Francisco and National Sales Manager of Merrill Lynch Trust Company in Princeton, New Jersey. In all, Mr. Mara has been an investment professional for twenty years. Mr. Mara also serves as a director of PSIA, and is a trustee of the Quaker Investment Trust.

      The Statement of Additional Information provides additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager's ownership of shares of the Portfolios.

      VFCA is responsible for the day-to-day investments of the Sector Rotational Portfolio and will choose the securities in which the Portfolio invests. VFCA also will provide the Portfolio with investment advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. VFCA will report to and be under the general supervision of PSIA. PSIA will have primary responsibility for the activities of VFCA and will report to the Board with respect to VFCA's activities.

      For its services to the Sector Rotational Portfolio, VFCA is paid a management fee of 0.75% annually of the average daily net assets of that Portfolio, computed daily and paid monthly. VFCA is paid directly by the Sector Rotational Portfolio, and not by PSIA, for its services.

      PSIA and VFCA have voluntarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, brokerage and extraordinary expenses) in order to attempt to maintain a net total annual operating expense ratio of 1.75% for Class A shares and 2.50% for Class C shares of the Sector Rotational Portfolio. This commitment to waive fees is voluntary and can be terminated at any time.

      During the fiscal year ended October 31, 2005, the Sector Rotational Portfolio paid VFCA fees (net of waivers and/or expense reimbursements) at the rate of ___% of the Portfolio's average daily net assets.

Select Equity Portfolio

      Berkshire Advisors, Inc. ("Berkshire Advisors"), 2240 Ridgewood Road, Wyomissing, Pennsylvania 19610, serves as sub-advisor to the Select Equity Portfolio. Berkshire Advisors was formed in August 2002. Berkshire Advisors provides investment counseling and management services exclusively to the Select Equity Portfolio. Berkshire Advisors is controlled by Jay R. Kemmerer.

      Jay R. Kemmerer is the person primarily responsible for the day-to-day management of the Select Equity Portfolio. Mr. Kemmerer has served as President and CEO of Berkshire Advisors since the firm's inception. Mr. Kemmerer also serves as President of Kemmerer & Company Financial Services, a Pennsylvania based financial planning firm, since 1991. Mr. Kemmerer also serves as President and CEO of Berkshire Mortgage Corporation. This company was established to provide a wide variety of mortgage programs to assist individual and business owners with home financing and debt consolidation. Mr. Kemmerer has served as a licensed Registered Securities Principal, OSJ Manager and an Investment Advisor Representative of Commonwealth Financial Network.

      The Statement of Additional Information provides additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager's ownership of shares of the Portfolios.

      For its services to the Select Equity Portfolio, Berkshire Advisors receives an annual fee of 0.75%, calculated daily and paid monthly, based on the average daily net assets of the Portfolio. The fees charged by Berkshire Advisors as sub-advisor to the Select Equity Portfolio are paid by PSIA out of the fee it receives from that Portfolio.

      PSIA and Berkshire Advisors have voluntarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, brokerage and extraordinary expenses) in order to attempt to maintain a net total annual operating expense ratio of 2.00% for Class A shares and 2.75% for Class C shares of the Select Equity Portfolio. However, in the event Berkshire Advisors does undertake such waivers and/or reimbursements, Berkshire Advisors may recover such waived fees and/or reimbursed expenses, at Berkshire Advisors' discretion, at any time for a period of thirty-six months subsequent to the time such waiver or reimbursement is made. This commitment to waive fees is voluntary and can be terminated at any time.

      During the fiscal year ended October 31, 2005, PSIA paid Berkshire Advisors fees (net of waivers and/or expense reimbursements) at the rate of ___% of the Select Equity Portfolio's average daily net assets.

                            HOW TO BUY & SELL SHARES

Determining Share Prices

      Shares of each Portfolio are offered at the public offering price ("POP") for each share class. The public offering price is each share's next calculated net asset value ("NAV"), plus the applicable sales charge, if any. NAV per share is calculated by adding the value of Portfolio investments, cash and other assets, subtracting Portfolio liabilities, and then dividing the result by the number of shares outstanding. Each Portfolio generally determines the total value of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available and any other assets are valued at fair market value as determined in good faith by each Portfolio's sub-advisor, subject to the review and supervision of PSIA and the Board of Directors. Each Portfolio's per share NAV and POP is computed on all days on which the New York Stock Exchange (the "NYSE") is open for business, at the close of regular trading hours on the exchange, currently 4:00 p.m. Eastern time. In the event that the NYSE closes early, the share price will be determined as of the time of closing. Each Portfolio may use the services of an independent pricing service to determine value on securities for which markets are readily available.

Fair Value Pricing

      The Company has a policy that contemplates the use of fair value pricing to determine the NAV per share of a Portfolio when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the investments in each Portfolio are in U.
S. equity securities traded on U. S. securities exchanges, it is anticipated that the use of fair value pricing will be limited. However, the Company may use fair value pricing more often on foreign securities held by a Portfolio.

      When the Company uses fair value pricing to determine the NAV per share of a Portfolio, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Company's policy is intended to result in a calculation of a Portfolio's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Company's procedures may not accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing.

Variable Pricing System

      Each Portfolio offers Class A and Class C shares. The main differences between each share class are sales charges, ongoing fees and investment minimums. In choosing which class of shares to purchase, you should consider which will be most beneficial to you, given the amount of your purchase and the length of time you expect to hold your shares. Each share class in any Portfolio represents interests in the same portfolio of investments in that Portfolio. Prior to December 31, 2003, the Portfolios offered only No-Load Class shares. As of December 31, 2003, the Company's Board of Directors approved the conversion of No-Load shares to Class A shares. If you were an existing shareholder of any Portfolio on or before December 31, 2003, you may continue to purchase Class A shares of any Portfolio without the imposition of sales charges. This permanent exemption does not apply to new accounts opened after December 31, 2003 or to accounts of an otherwise exempt shareholder opened in another name.

Class A Shares

      Class A shares are offered at their POP, which is the NAV per share plus the applicable sales charge. The sales charge varies depending on how much you invest. There are no sales charges on reinvested distributions. The following sales charges apply to your purchases of Class A shares of each Portfolio:

------------------------------------------------------------------------------------------------------
                                                         Sales Charge as a %
                             Sales Charge as a % of         of Net Amount
         Amount Invested         Offering Price               Invested          Dealer Re-allowance
------------------------------------------------------------------------------------------------------
Less than $49,999                     5.50%                     5.82%                  5.00%
------------------------------------------------------------------------------------------------------
$50,000 to $99,000                    4.75%                     4.99%                  4.25%
------------------------------------------------------------------------------------------------------
$100,000 to $249,000                  3.75%                     3.76%                  3.25%
------------------------------------------------------------------------------------------------------
$250,000 to $499,000                  2.75%                     2.76%                  2.50%
------------------------------------------------------------------------------------------------------
$500,000 to $999,000                  2.00%                     2.00%                  1.75%
------------------------------------------------------------------------------------------------------
$1,000,000 or more                    1.00%                     1.00%                  0.75%
------------------------------------------------------------------------------------------------------

      Citco Mutual Fund Distributors, Inc. ("CMFD") is the principal underwriter and exclusive agent for each Portfolios' shares, and has the right to select selling dealers to offer the shares to investors. CMFD is an affiliated party of PSIA. The principal business address of CMFD is 83 General Warren Boulevard, Suite 200, Malvern, Pennsylvania 19355.

      CMFD will pay the appropriate dealer concession to those selected dealers who have entered into an agreement with CMFD to sell shares of the Portfolios. The dealer's concession may be changed from time to time. CMFD may from time to time offer incentive compensation to dealers who sell shares of the Portfolios subject to sales charges, allowing such dealers to retain an additional portion of the sales load. A dealer who receives 90% or more of the sales load may be deemed to be an "Underwriter" under the Securities Act of 1933, as amended. The Company and CMFD have authorized one or more brokers to accept purchase and redemption orders on the Company's behalf and such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Company's behalf.

Exemptions From Sales Charges

      The Portfolios will waive sales charges for purchases by fee-based registered investment advisors for their clients, broker/dealers with wrap fee accounts, registered investment advisors or brokers for their own accounts, employees and employee-related accounts of PSIA and sub-advisors, and for an organization's qualified retirement plan that places either (i) 100 or more participants or (ii) $300,000 or more of combined participant initial assets into the Portfolios, in the aggregate. For purchasers that qualify for fee waiver, shares will be purchased at NAV. The Portfolios may also waive sales charges under circumstances that appear to be to the benefit of the Portfolio. Purchasers should inform the Portfolio or the Company's transfer agent at the time of the investment that they qualify for this sales charge waiver.

Reduced Sales Charges

      You may qualify for a reduced sales charge by aggregating the net asset value of all your load shares previously purchased in all Portfolios with the dollar amount of shares to be purchased. For example, if you already owned Class A shares in the Select Equity Portfolio with a combined aggregate net asset value of $450,000, and you decided to purchase an additional $60,000 of Class A shares of the Sector Rotational Portfolio, there would be a sales charge of 2.00% on your $60,000 purchase instead of the normal 4.75% on that purchase, because you had accumulated more than $500,000 total in the Portfolios.

      Certain individuals (such as you, your spouse and minor children) and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges.

Letter of Intent

      You can immediately qualify for a reduced or eliminated sales charge by signing a non-binding letter of intent stating your intention to buy an amount of shares in the Portfolio(s) during the next thirteen (13) months sufficient to qualify for the reduction. Your letter will not apply to purchases made more than 90 days prior to the letter. During the term of your letter of intent, the transfer agent will hold in escrow shares representing the highest applicable sales load for the Portfolio(s) each time you make a purchase. Any shares you redeem during that period will count against your commitment. If, by the end of your commitment term, you have purchased all the shares you committed to purchase, the escrowed shares will be released to you. If you have not purchased the full amount of your commitment, your escrowed shares will be redeemed in an amount equal to the sales charge that would apply if you had purchased the actual amount in your account all at once. Any escrowed shares not needed to satisfy that charge would be released to you.

To Qualify for a Sales Load Waiver or Reduction

      To receive a reduction or waiver of your initial sales charge, you or your financial consultant must notify the Company's transfer agent or your financial intermediary at the time of purchase that you qualify for such a reduction or waiver. If you do not let your financial intermediary or the Company's transfer agent know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. Certain individuals (such as you, your spouse and your minor children) and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for the sales load reduction, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the Company's transfer agent can verify your eligibility for the reduction or exception. In order to receive a reduction or waiver, you may be required to provide your financial intermediary or the Company's transfer agent with evidence of your qualification for the reduction or waiver, such as records regarding shares held in accounts with that financial intermediary and other financial intermediaries.

Class C Shares

      Class C shares are sold at NAV per share without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Portfolio of your choice. However, Class C shares pay an annual 12b-1 shareholder servicing fee of 0.25% of average daily net assets and an additional distribution 12b-1 fee of 0.75% per annum of average daily net assets.

      In order to recover commissions paid to dealers on investments in Class C shares, you will be charged a contingent deferred sales charge ("CDSC") of 1.00% of the value of your redemption if you redeem your shares within thirteen months from the initial date of purchase. You will not be charged a CDSC on reinvested dividends or capital gains, amounts purchased more than thirteen months prior to the redemption and increases in the value of your shares.

Factors To Consider When Choosing A Share Class

      When deciding which class of shares to purchase, you should consider your investment goals, present and future amounts you may invest in the Portfolio(s), and the length of time you intend to hold your shares. You should consider, given the length of time you may hold your shares, whether the ongoing expenses of Class C shares will be greater than the front-end sales charge of Class A shares and to what extent such differences may be offset by the lower ongoing expenses on Class A shares. To help you make a determination as to which class of shares to buy, please refer back to the examples of each Portfolio's expenses over time in the "RISK/RETURN SUMMARY" of this prospectus.

Distribution Fees

      The Company has adopted distribution and shareholder servicing plans (the "Distribution Plans"), pursuant to Rule 12b-1 under the 1940 Act, for each class of shares of each Portfolio. The Distribution Plans provide for fees to be deducted from the average net assets of the Portfolios in order to compensate CMFD and others for expenses relating to the promotion and sale of shares of each Portfolio. Because 12b-1 fees are paid out of a Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

      Under the Class A Plan, the Class A shares of each Portfolio compensate CMFD and others for distribution expenses at a maximum annual rate of 0.25% (of which, the full amount may be service fees), payable on a monthly basis, of each Portfolio's average daily net assets attributable to Class A shares.

      Under the Class C Plan, Class C shares of each Portfolio compensate CMFD and others for distribution and service fees at an annual rate of 1.00% (0.75% of which is a distribution fee and 0.25% which is for the provision of shareholder services to such Class C shareholders) payable on a monthly basis, of each Portfolio's average daily net assets attributable to Class C shares. Amounts paid under the Class C Plan are paid to CMFD and others to compensate them for services provided and expenses incurred in the distribution of Class C shares, including the paying of ongoing shareholder servicing fees to persons who have sold Class C shares. The Class C Plan is designed to allow investors to purchase Class C shares without incurring a front-end sales load or a CDSC charge and to permit CMFD to compensate authorized dealers for selling such shares. Accordingly, the Class C Plan's purpose is to provide for the financing of the distribution of Class C shares. 12b-1 fees payable on Class C shares will be retained by CMFD for the first thirteen months after the shares are purchased.

      The Distribution Plans provide that the Portfolios may finance activities which are primarily intended to result in the sale of the Portfolios' shares, including but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature and payments to dealers and shareholder servicing agents.

Minimum Investments

Your purchase of Portfolio shares is subject to the following minimum investment amounts:

                      Minimum
Type of               Investment                Subsequent
Account               To Open Account           Investments
--------------------------------------------------------------------------------
Regular               $2,000                    $100
IRAs                  $1,000                    $100

      All purchases must be made in U.S. dollars and checks must be drawn on U.S. financial institutions. No cash, credit cards, or third party checks will be accepted. A $25 fee will be charged against your account for any payment check returned to the Company's transfer agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account, or other reasons. If a check does not clear your bank, or the Portfolio is unable to debit your pre-designated bank account on the day of purchase, each Portfolio reserves the right to cancel the purchase. If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase. Each Portfolio (or its agent) has the authority to redeem shares in your account(s) from the Portfolio to cover any resulting losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Portfolio.

      If you invest through a brokerage firm or other financial institution, their policies and fees may be different than those described here. Financial advisors, financial supermarkets, brokerage firms, and other financial institutions may charge transaction and other fees and may set different minimum investment amounts or limitations on buying or selling shares. Consult your financial advisor if you have any questions about their policies and procedures. If you purchase shares through a brokerage firm or other financial institution, it is responsible for transmitting your order in a timely manner.

      Your investment in the Portfolio(s) should be intended to serve as a long-term investment vehicle. The Portfolios are not designed to provide you with a means of speculating on the short-term fluctuations in the stock market. Each Portfolio reserves the right to reject any purchase request that it regards as disruptive to the efficient management of the Portfolio, which includes investors with a history of excessive trading. Each Portfolio also reserves the right to stop offering shares at any time.

Opening and Adding To Your Account

      You can invest in the Portfolio(s) by mail, wire transfer, and through participating financial services professionals. After you have established your account, you may also make subsequent purchases by telephone. You may also invest in the Portfolio(s) through an automatic payment plan. Any questions you may have can be answered by calling the Portfolios, toll free, at 1-866-207-5175.

Customer Identification Program

      Federal regulations require that the Company obtain certain personal information about you when opening a new account. As a result, the Company must obtain the following information for each person that opens a new account:

      1.    Name;

      2.    Date of birth (for individuals);

      3. Residential or business street address (although post office boxes are still permitted for mailing); and

      4. Social Security number, taxpayer identification number, or other identifying number.

      You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

      After an account is opened, the Company may restrict your ability to purchase additional shares until your identity is verified. The Company also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time.

      If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

      The Company has delegated its responsibilities for obtaining and verifying this identification information to its transfer agent.

Purchases through Financial Services Organizations

      You may purchase shares of the Portfolios through participating brokers, dealers, and other financial professionals. Simply call your investment professional to make your purchase. If you are a client of a securities broker or other financial organization, you should note that such organizations may charge a separate fee for administrative services in connection with investments in Portfolio shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the Portfolio. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility for transmitting purchase orders and funds, and for crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this prospectus. If your account will qualify for a sales load waiver or sales charge reduction, you or your financial organization must notify the Portfolio or the Company's transfer agent at the time of purchase of your eligibility for the reduction or exception.

Purchasing Shares By Mail

      To purchase shares by mail, simply complete the Account Application included with this prospectus, make a check payable to the Portfolio of your choice, and mail the form and check to:

                           The Penn Street Fund, Inc.
                    c/o Citco Mutual Fund Distributors, Inc.
                                 P.O. Box C1100
                           Southeastern, PA 19398-1100

      Your purchase order, if accompanied by payment, will be processed upon receipt by the Company's transfer agent. If the Company's transfer agent receives your order and payment by the close of regular trading on the Exchange (currently 4:00 p.m. East Coast time), your shares will be purchased at your Portfolio's POP calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the POP determined as of the close of regular trading on the next business day.

Purchasing Shares by Wire Transfer

      To make an initial purchase of shares by wire transfer, take the following steps:

      1.    Call 1-866-207-5175 to inform us that a wire is being sent.

      2.    Obtain an account number from the Company's transfer agent.

      3. Fill out, fax (610-935-3775), then mail the Account Application to the Company's transfer agent

      4.    Ask your bank to wire funds to the account of:

                   Harleysville National Bank & Trust Company
                                 ABA # 031911812
                           The Penn Street Fund, Inc.
                                 A/C 1000222479

      Include your name(s), address, and taxpayer identification number or Social Security number on the wire. The wire should state that you are opening a new Portfolio account.

      To make subsequent purchases by wire, ask your bank to wire funds using the instructions listed above, and be sure to include your account number on the wire transfer instructions.

      If you purchase Portfolio shares by wire, you must complete and file an Account Application form with the Company's transfer agent before any of the shares purchased can be redeemed. Either fill out and mail the Account Application form included with this prospectus, or call the Company's transfer agent and they will send you an application. You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending money by wire, including any charges that your bank may make for these services.

Automatic Investment Plan

      You may purchase shares of the Portfolios through an Automatic Investment Plan. The Plan provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Portfolios. You can take advantage of the plan by filling out the Automatic Investment Plan section of the Account Application included with this prospectus. You may only select this option if you have an account maintained at a domestic financial institution which is an Automated Clearing House ("ACH") member for automatic withdrawals under the plan. The Portfolios may alter, modify, amend or terminate the Plan at any time, but will notify you at least thirty (30) days beforehand if it does so. For more information, call the Company's transfer agent at 1-866-207-5175.

Telephone Purchases

      In order to be able to purchase shares by telephone, your account authorizing such purchases must have been established prior to your call. Your initial purchase of shares may not be made by telephone. Shares purchased by telephone will be purchased at the per share NAV determined at the close of business on the day that the Company's transfer agent receives payment through the ACH. Call the Company's transfer agent for details.

      You may make purchases by telephone only if you have an account at a bank that is a member of the ACH. Most transfers are completed within three business days of your call. To preserve flexibility, the Company may revise or eliminate the ability to purchase Portfolio shares by phone, or may charge a fee for such service, although the Company does not currently expect to charge such a fee.

      The Company's transfer agent employs certain procedures designed to confirm that instructions communicated by telephone are genuine. Such procedures may include, but are not limited to, requiring some form of personal identification prior to acting upon telephonic instructions, providing written confirmations of all such transactions, and/or tape recording all telephonic instructions. Assuming reasonable procedures such as the above have been followed, neither the Company's transfer agent nor the Portfolios will be liable for any loss, cost, or expense for acting upon telephone instructions that are believed to be genuine. The Company shall have authority, as your agent, to redeem shares in your account to cover any such loss. As a result of this policy, you will bear the risk of any loss unless the Portfolio and/or the Company's transfer agent has failed to follow procedures reasonably designed to prevent losses. However, if the Portfolio and/or the Company's transfer agent fails to follow such procedures, it may be liable for such losses.

Miscellaneous Purchase Information

      Each Portfolio reserves the right to reject applications for shares under circumstances or in amounts considered disadvantageous to shareholders. Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment must be made by wire transfer, check, or money order drawn on a U.S. bank, savings & loan, or credit union. The custodian will charge a $20.00 fee against your account, in addition to any loss sustained by the Portfolio, for any payment check returned to the custodian for insufficient funds.

      If you place an order for Portfolio shares through a securities broker, and you place your order in proper form before 4:00 p.m. East Coast time on any business day in accordance with their procedures, your purchase will be processed at the NAV calculated at 4:00 p.m. on that day, if the securities broker then transmits your order to the Company's transfer agent before the end of its business day (which is usually 5:00 p.m. East Coast time). The securities broker must send to the Company's transfer agent immediately available funds in the amount of the purchase price within three business days for the order.

      Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account. Congress has mandated that if any shareholder fails to provide and certify to the accuracy of the shareholder's social security number or other taxpayer identification number, the Company will be required to withhold a percentage, currently 28%, of all dividends, distributions and payments, including redemption proceeds, to such shareholder as a backup withholding procedure.

How To Sell (Redeem) Your Shares

      You may sell (redeem) your shares at any time. You may request the sale of your shares either by mail, by telephone or by wire.

By Mail

      Redemption requests should be mailed via U.S. mail to:

                           The Penn Street Fund, Inc.
                      c/o Citco Mutual Fund Services, Inc.
                                 P.O. Box C1100
                           Southeastern, PA 19398-1100

      or by overnight courier service to:

                           The Penn Street Fund, Inc.
                          c/o Citco Fund Services, Inc.
                     83 General Warren Boulevard, Suite 200
                                Malvern, PA 19355

      The selling price of the shares being redeemed will be the Portfolio's per share NAV next calculated after receipt of all required documents in "Good Order". "Good Order" means that the request must include:

      1.    Your account number;

      2. The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed;

      3. The signatures of all account owners exactly as they are registered on the account;

      4.    Any required signature guarantees; and

      5. Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

      Payment of redemption proceeds will be made no later than the third business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction.

Signature Guarantees

      A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

      1.    if you change the ownership on your account;

      2. when you want the redemption proceeds sent to a different address than is registered on the account;

      3. if the proceeds are to be made payable to someone other than the account's owner(s);

      4.    any redemption transmitted by federal wire transfer to your bank;
            and

      5. if a change of address request has been received by the Company or Company's transfer agent within 15 days previous to the request for redemption.

      In addition, signature guarantees are required for all redemptions of $25,000 or more from any Portfolio shareholder account. A redemption will not be processed until the signature guarantee, if required, is received in "Good Order".

      Signature guarantees are designed to protect both you and the Portfolio from fraud. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange or other broker-dealer, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Signature guarantees must be signed by an authorized person at one of these institutions and be accompanied by the words "Signature Guarantee."

By Telephone

      You may redeem your shares by calling the Company's transfer agent at 1-866-207-5175 if you elected to use telephone redemption on your Account Application when you initially purchased shares. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank. You may not redeem by telephone if a change of address request has been received by the Company or the Company's transfer agent within 15 days previous to the request for redemption. During periods of substantial economic or market changes, telephone redemptions may be difficult to implement. If you are unable to contact the Company's transfer agent by telephone, shares may be redeemed by delivering the redemption request in person or by mail. You should understand that, with the telephone redemption option, you may be giving up a measure of security that you might otherwise have had were you to redeem your shares in writing. In addition, interruptions in telephone service may mean that you will be unable to affect a redemption by telephone if desired.

      If you purchase your shares by check and then redeem your shares before your check has cleared, the Portfolio may hold your redemption proceeds until your check clears, or for 15 days, whichever comes first.

By Wire

      You may request the redemption proceeds be wired to your designated bank if it is a member bank or a correspondent of a member bank of the Federal Reserve System. The custodian may charge a fee (currently $10) for outgoing wires.

Redemption at the Option of a Portfolio

      If the value of the shares in your account falls to less than $2,000, the Company may notify you that, unless your account is increased to an amount exceeding the minimum, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have 30 days after notice to bring your account up to the appropriate minimum before any action is taken. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. This right of redemption shall not apply if the value of your account drops below the minimum requirement as the result of market action. The Portfolios reserve this right because of the expense to the Portfolios of maintaining very small accounts.

Exchange Feature

      You may exchange your shares of any Portfolio for the same share class of any other Portfolio of the Company, without incurring additional sales charges. An exchange involves the simultaneous redemption of shares of one Portfolio and purchase of shares of another Portfolio at each Portfolio's respective closing NAV next determined after a request for exchange has been received and is a taxable transaction. You may direct the Company to exchange your shares by contacting the Company's transfer agent. The request must be signed exactly as your name appears on your account and it must also provide your account number, number of shares to be exchanged, the names of the Portfolio(s) to which the exchange will take place, and a statement as to whether the exchange is a full or partial redemption of existing shares.

      A pattern of frequent exchange transactions may be deemed by the Company to be an abusive practice that is not in the best interests of current shareholders of the Portfolio(s). Such a pattern may, at the discretion of the Company, be limited by that Portfolio's refusal to accept further purchase and/or exchange orders, after providing the investor with 30 days prior notice. The Company will consider all factors it deems relevant in determining whether a pattern of frequent purchases, redemptions and/or exchanges by a particular investor is abusive and not in the best interests of the Portfolios or its other shareholders. The Board of Directors of the Company reserves the right to suspend or terminate, or amend the terms of the exchange privilege upon 30 days written notice to shareholders.

Systematic Withdrawal Plan

      Shareholders owning shares with a value of $10,000 or more may establish a Systematic Withdrawal Plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Portfolio to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September, and December) in order to make the payments requested. The Portfolios have the capacity of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder's personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Account Application enclosed in this prospectus, or is available by calling the Company's transfer agent. If you prefer to receive systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within 7 days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the Application (see "Signature Guarantees"). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The Application must be signed by a duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Portfolios. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Company upon sixty days written notice or by a shareholder upon written notice to the Portfolios. Applications and further details may be obtained by calling the Company at 1-866-207-5175 or by writing to the Company's transfer agent.

Frequent Purchases and Sales of Shares

      Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of the Portfolios by their Portfolio Managers, increase portfolio transaction costs, and have a negative effect on long term shareholders. For example, in order to handle large flows of cash into and out of a Portfolio, the Portfolio Manager may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve such Portfolio's investment objective. Frequent trading may cause a Portfolio to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from a Portfolio's performance.

      Mutual funds that may invest in certain smaller capitalization companies, such as the Sector Rotational Portfolio, may be at a greater risk for excessive trading. Certain smaller capitalization companies may be, among other things, thinly traded, traded infrequently, or relatively illiquid. There is the risk that the current market price for these securities may not accurately reflect current market values. This is sometimes referred to as "price arbitrage". A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. To the extent that a Portfolio does not accurately value securities, short-term arbitrage traders may dilute the NAV of such Portfolio, which negatively impacts long-term shareholders. Although the Company has adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of a Portfolio's shares.

      Because of the potential harm to the Portfolios and their long-term shareholders, the Board has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the Company may limit additional exchanges or purchases of Portfolio shares by shareholders who are believed by PSIA or a sub-advisor to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of a Portfolio's shares. For this reason, the Company reserves the right to reject any exchange or purchase of Portfolio shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what PSIA or a sub-advisor identifies as market timing, the Company will seek to block future purchases and exchanges of shares by that account. Where surveillance of a particular account indicates activity that PSIA or a sub-advisor believes could be either abusive or for legitimate purposes, the Company may permit the account holder to justify the activity. These policies and procedures will be applied uniformly to all shareholders and the Company will not accommodate market timers.

      The policies apply to any account, whether an individual account or accounts with financial intermediaries such as investment advisors, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Portfolio shares for a number of its customers in one account. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Portfolio shares without the identity of the particular shareholder(s) being known to the Company. Accordingly, the ability of the Company to monitor and detect frequent share trading activity through omnibus accounts is very limited and there is no guarantee that the Company will be able to identify shareholders who may be engaging in frequent trading activity through omnibus accounts or to curtail such trading.

      The Company's policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Company's Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Company or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Company is unable to detect and deter trading abuses, a Portfolio's performance, and its long term shareholders, may be harmed. In addition, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of Portfolio shares, even when the trading is not for abusive purposes.

                            DIVIDENDS & DISTRIBUTIONS

      Dividends paid by each Portfolio are derived from its net investment income. The Portfolios generally distribute all of their net investment income on a quarterly basis. Each Portfolio's net investment income is made up of dividends received from the securities it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

      A Portfolio realizes capital gains when it sells a security for more than it paid for it. The Portfolios generally make distributions of net realized capital gains (after any reductions for capital loss carry forwards) once a year.

      Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of the Portfolio(s). You may change the manner in which your dividends are paid at any time by writing to the Company's transfer agent at the address shown above.

                               TAX CONSIDERATIONS

      Each Portfolio intends to qualify as a regulated investment company under Sub-Chapter M of the Internal Revenue Code so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a regulated investment company, a Portfolio must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities, and distribute substantially all of such income to its shareholders at least annually.

      The Portfolios intend to distribute to shareholders, at least annually, usually in December, substantially all net investment income and any net capital gains realized from sales of portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Portfolios unless the shareholder has requested in writing to have them paid by check.

      Dividends from investment income and net short-term capital gains are generally taxable to you as ordinary income. Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions are taxable, whether received in cash or reinvested in shares of the Portfolio.

      The maximum long-term capital gain rate applicable to individuals, estates and trusts is currently 15%. A sunset provision provides that the 15% long-term capital gain rate and the taxation of dividends at the long-term capital gain rate will revert back to a prior version of these provisions in the Internal Revenue Code for taxable years beginning after December 31, 2008.

      Distributions of "qualifying dividends" will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met. In general, if 95% or more of the gross income of a Portfolio (other than net capital gain) consists of dividends received from domestic corporations or "qualified" foreign corporations ("qualifying dividends"), then all distributions paid by the Portfolio to individual shareholders will be taxed at long-term capital gains rates. But if less than 95% of the gross income of a Portfolio (other than net capital gain) consists of qualifying dividends, then distributions paid by the Portfolio to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Portfolio. For the lower rates to apply, non-corporate shareholders must have owned their Portfolio shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Portfolio's ex-dividend date (and the Portfolio will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend).

      Distributions from each Portfolio will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by a Portfolio in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

      A portion of distributions paid by a Portfolio to shareholders who are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations.

      You will be notified annually of the tax status of distributions to you.

      You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

      You will generally recognize taxable gain or loss on a sale, exchange or redemption of your shares in any Portfolio, including an exchange for shares of another Portfolio, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Portfolio shares for over twelve months at the time you sell or exchange them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of a Portfolio may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the same Portfolio within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Portfolio. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

      The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

      If you fail to furnish your social security or other tax identification number or to certify properly that it is correct, the Portfolio(s) may be required to withhold federal income tax at the rate of 28% (backup withholding) from your dividend, capital gain, and redemption payments. Dividend and capital gain payments may also be subject to backup withholding if you fail to certify properly that you are not subject to backup withholding due to the under-reporting of certain income.

      The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

                              FINANCIAL HIGHLIGHTS

      The financial highlights tables on the following pages are intended to help you understand each Portfolio's financial performance and other financial information for the past five years (or the period since a particular Portfolio commenced investment operations). Certain information reflects financial results for a single Portfolio share. "Total Return" shows how much an investor in each Portfolio would have earned or lost on an investment in a Portfolio assuming reinvestment of all dividends and distributions. The information for the past five years (or the period since a particular Portfolio commenced investment operations) has been audited by Briggs Bunting & Dougherty LLP, the Company's Independent Registered Public Accounting Firm, whose report, along with each Portfolio's financial statements, are included in the Company's Annual Report to Shareholders and are in the Statement of Additional Information, which is available free of charge upon request.

The Penn Street Advisors Sector Rotational Portfolio - Class A

----------------------------------------------------------------------------------------------------------------------
                                                      Year  Ended  Year  Ended   Year Ended  Year Ended    Year Ended
                                                       10/31/2005   10/31/2004   10/31/2003  10/31/2002    10/31/2001
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of year                                      $13.11       $10.39      $10.67        $12.25
----------------------------------------------------------------------------------------------------------------------
Income from Investment
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
     Net investment income/(loss)                                        (0.08)       (0.10)     (0.09)        (0.04)
----------------------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain/(loss) on investments               2.07         2.82      (0.19)        (1.54)
----------------------------------------------------------------------------------------------------------------------
         Total from Investment Operations                                 1.99         2.72      (0.28)        (1.58)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Less Dividends and Distributions:
----------------------------------------------------------------------------------------------------------------------
     Dividends from net investment income                                   --           --      (0.03)        (0.10)
----------------------------------------------------------------------------------------------------------------------
     Distributions from net realized capital gains                          --           --         --            --
----------------------------------------------------------------------------------------------------------------------
         Total dividends and distributions                                  --           --      (0.03)        (0103)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                            $15.10       $13.11     $10.39        $10.67
----------------------------------------------------------------------------------------------------------------------
Total Return                                                            15.18%       26.18%     (2.62%)      (12.90%)
----------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental data
----------------------------------------------------------------------------------------------------------------------
     Net assets, end of year                                            $6,711       $4,446     $3,127        $2,781
         (in thousands)
----------------------------------------------------------------------------------------------------------------------
     Ratio of expense to average net assets:
----------------------------------------------------------------------------------------------------------------------
         before reimbursement of expenses by advisor                     2.62%        2.40%       2.23%         2.34%
----------------------------------------------------------------------------------------------------------------------
         after reimbursement of expense by advisor                       1.75%        1.75%       1.75%         1.75%
----------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income/(loss)
         to average net assets:
----------------------------------------------------------------------------------------------------------------------
         before reimbursement of expense by advisor                     (1.42)%      (1.54)%     (1.25)%       (0.38%)
----------------------------------------------------------------------------------------------------------------------
         after reimbursement of expenses by advisor                      (0.55)%      (0.99)%    (0.77)%        0.21%
----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                    133%         100%       137%          252%
----------------------------------------------------------------------------------------------------------------------

The Penn Street Advisors Sector Rotational Portfolio - Class C

--------------------------------------------------------------------------------
                                                      Year  Ended  Period
                                                      10/31/2005   Ended
                                                                   10/31/2004
                                                                   *
--------------------------------------------------------------------------------
Net Asset Value, beginning of period                       $15.11       $14.64
--------------------------------------------------------------------------------
Income from Investment
--------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------
     Net investment income/(loss)                                       (0.13)
--------------------------------------------------------------------------------
     Net realized and unrealized gain/(loss) on investments               0.60
--------------------------------------------------------------------------------
         Total from Investment Operations                                 0.47
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Less Dividends and Distributions:
--------------------------------------------------------------------------------
     Dividends from net investment income                                   --
--------------------------------------------------------------------------------
     Distributions from net realized capital gains                          --
--------------------------------------------------------------------------------
         Total dividends and distributions                                  --
--------------------------------------------------------------------------------
Net asset value, end of period                                          $15.11
--------------------------------------------------------------------------------
Total Return                                                       (3.21)% (2)
--------------------------------------------------------------------------------
Ratios/Supplemental data
--------------------------------------------------------------------------------
     Net assets, end of period                                           $0(3)
         (in thousands)
--------------------------------------------------------------------------------
     Ratio of expense to average net assets:
--------------------------------------------------------------------------------
         before reimbursement of expenses by advisor                 3.37% (1)
--------------------------------------------------------------------------------
         after reimbursement of expense by advisor                   2.50% (1)
--------------------------------------------------------------------------------
     Ratio of net investment income/(loss)
         to average net assets:
--------------------------------------------------------------------------------
         before reimbursement of expense by advisor                (2.17)% (1)
--------------------------------------------------------------------------------
         after reimbursement of expenses by advisor                (1.30)% (1)
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                                   133%
--------------------------------------------------------------------------------

----------
*     Commenced operations on March 1, 2004
(1)   Annualized
(2)   Not annualized
(3)   Net assets as of October 31, 2004 were $103

The Berkshire Advisors Select Equity Portfolio - Class A

--------------------------------------------------------------------------------------------
                                                 Year Ended   Year Ended     Period Ended
                                                 10/31/2005   10/31/2004     10/31/2003*
--------------------------------------------------------------------------------------------
Net Asset Value, beginning of period                               $10.53            $10.00
--------------------------------------------------------------------------------------------
Income from Investment Operations:
--------------------------------------------------------------------------------------------
     Net Investment Income/(loss)                                    0.06            (0.01)
--------------------------------------------------------------------------------------------
     Net realized and unrealized gain/(loss)                         0.52              0.54
       on investments
--------------------------------------------------------------------------------------------
         Total from Investment Operations                            0.58              0.53
--------------------------------------------------------------------------------------------
Less Dividends and Distributions:
--------------------------------------------------------------------------------------------
     Dividends from net investment income                          (0.01)                --
--------------------------------------------------------------------------------------------
     Distributions from net realized capital gains                 (0.06)                --
--------------------------------------------------------------------------------------------
         Total dividends and distributions                         (0.07)                --
--------------------------------------------------------------------------------------------
Net asset value, end of period                                     $11.04            $10.53
--------------------------------------------------------------------------------------------
Total Return                                                         5.49%             5.30%(2)
--------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------
     Net assets, end of period (in thousands)                        $999              $794
--------------------------------------------------------------------------------------------
     Ratio of expenses to average net assets:
--------------------------------------------------------------------------------------------
         before reimbursement of expenses by                         2.98%(1)          2.72%(1)
         advisor
--------------------------------------------------------------------------------------------
         after reimbursement of expenses by advisor                 2.00%(1)           2.00%(1)
--------------------------------------------------------------------------------------------
     Ratio of net investment income (loss) to
           average net assets:
--------------------------------------------------------------------------------------------
         before reimbursement of expenses by                        (0.42)%(1)        (0.85)%(1)
         advisor
--------------------------------------------------------------------------------------------
         after reimbursement of expenses by advisor                  0.56%(1)         (0.13)%(1)
--------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                              107%               25%
--------------------------------------------------------------------------------------------

----------
*     Commenced operations on April 2, 2003
(1)   Annualized
(2)   Not annualized

The Berkshire Advisors Select Equity Portfolio - Class C


---------------------------------------------------------------------------------------------
                                                             Year Ended       Period Ended
                                                             10/31/2005       10/31/2004*
---------------------------------------------------------------------------------------------
Net Asset Value, beginning of period                                                  $11.49
---------------------------------------------------------------------------------------------
Income from Investment Operations:
---------------------------------------------------------------------------------------------
     Net Investment Income/(loss)                                                     (0.01)
---------------------------------------------------------------------------------------------
     Net realized and unrealized gain/(loss) on investments                           (0.51)
---------------------------------------------------------------------------------------------
         Total from Investment Operations                                             (0.52)
---------------------------------------------------------------------------------------------
Less Dividends and Distributions:
---------------------------------------------------------------------------------------------
     Dividends from net investment income                                                 --
---------------------------------------------------------------------------------------------
     Distributions from net realized capital gains                                        --
---------------------------------------------------------------------------------------------
         Total dividends and distributions                                                --
---------------------------------------------------------------------------------------------
Net asset value, end of period                                                        $10.97
---------------------------------------------------------------------------------------------
Total Return                                                                     (4.53)% (2)
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
     Net assets, end of period (in thousands)                                             $1
---------------------------------------------------------------------------------------------
     Ratio of expenses to average net assets:
---------------------------------------------------------------------------------------------
         before reimbursement of expenses by advisor                               3.73% (1)
---------------------------------------------------------------------------------------------
         after reimbursement of expenses by advisor                                2.75% (1)
---------------------------------------------------------------------------------------------
     Ratio of net investment income (loss) to average net assets:
---------------------------------------------------------------------------------------------
         before reimbursement of expenses by advisor                             (1.17)% (1)
---------------------------------------------------------------------------------------------
         after reimbursement of expenses by advisor                              (0.19)% (1)
---------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                                 107%
---------------------------------------------------------------------------------------------

----------
*     Commenced operations on March 1, 2004
(1)   Annualized
(2)   Not annualized

                              FOR MORE INFORMATION

      Additional information about the Portfolios is available in the Company's Statement of Additional Information (the "SAI"), dated March 1, 2006. The SAI has been filed with the SEC and is incorporated by reference into (that is to say, made legally a part of) this prospectus.

      Additional information about each Portfolio's investments is available in the Company's annual and semi-annual reports to shareholders. In the Company's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance during its last fiscal year.

      You can obtain a free copy of the annual and semi-annual reports, the SAI, or other documents relating to the Portfolios, by contacting the Company at:

                           The Penn Street Fund, Inc.
                      c/o Citco Mutual Fund Services, Inc.
                                 P.O. Box C1100
                           Southeastern, PA 19398-1100

                            Or call us toll free at:

                                 1-866-207-5175

      A copy of your requested document(s) will be sent to you, without charge, within three days of your request.

      Information about the Portfolios (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Information about the Portfolio is also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

Investment Company Act File No. is: 811-09078

                       STATEMENT OF ADDITIONAL INFORMATION
                                     for the
                           THE PENN STREET FUND, INC.

Offering the following Portfolios:

The Penn Street Advisors Sector Rotational Portfolio
The Berkshire Advisors Select Equity Portfolio

      This Statement of Additional Information (the "SAI") is not a prospectus, and should be read in conjunction with the prospectus for The Penn Street Fund, Inc. (the "Company"), dated March 1, 2006, as it may be supplemented or revised from time to time. The audited financial statements of the Company for its fiscal year ended October 31, 2005, are ______ into this SAI. Retain this SAI for future reference.

      This SAI relates only to the above-listed Portfolios. The prospectus and annual report are available without charge from the Company's transfer agent. You may obtain a copy of the prospectus, free of charge, by writing to The Penn Street Fund, Inc., c/o Citco Mutual Fund Services, Inc., 83 General Warren Boulevard, Suite 200, Malvern, PA 19355, or by calling 1-866-207-5175. Your requested document(s) will be sent to you within three days of your request.

The date of this SAI, and the prospectus to which it relates, is March 1, 2006.

                           THE PENN STREET FUND, INC.
                       STATEMENT OF ADDITIONAL INFORMATION

                                  March 1, 2006

                                TABLE OF CONTENTS

GENERAL INFORMATION........................................................
INVESTMENT OBJECTIVES AND POLICIES.........................................
FUNDAMENTAL POLICIES - ALL PORTFOLIOS......................................
OPERATING POLICIES - ALL PORTFOLIOS........................................
DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS................................
MANAGEMENT OF THE FUND.....................................................
CODE OF ETHICS.............................................................
PROXY VOTING POLICIES......................................................
INVESTMENT MANAGEMENT SERVICES.............................................
   The Master Investment Advisor...........................................
   The Sub-Advisors........................................................
PORTFOLIO MANAGERS.........................................................
   Sector Rotational Portfolio.............................................
   Select Equity Portfolio.................................................
CAPITAL STOCK..............................................................
   Rule 18f-3 Plan.........................................................
SALE OF PORTFOLIO SHARES...................................................
   Computation of Offering Price - Class A Shares..........................
DISTRIBUTOR AND DISTRIBUTION...............................................
TAX STATUS.................................................................
PORTFOLIO TRANSACTIONS.....................................................
CUSTODIAN..................................................................
ADMINISTRATOR AND TRANSFER AGENT...........................................
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..............................
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES........................
PERFORMANCE................................................................
FINANCIAL STATEMENTS.......................................................
APPENDIX 1.................................................................

                               GENERAL INFORMATION

      The Company is an open-end, management investment company that was organized as a corporation in the State of Maryland on July 6, 1995, but did not issue any shares until November 8, 1995. Until January 14, 1998, the name of the Company was S.I.S. Mercator Fund, Inc.

      The Company is currently authorized to issue one billion (1,000,000,000) shares of common stock, par value $0.01, and may issue such shares in multiple series and classes. The Company currently issues shares in two series, the Penn Street Advisors Sector Rotational Portfolio (the "Sector Rotational Portfolio") and the Berkshire Advisors Select Equity Portfolio (the "Select Equity Portfolio"). The Sector Rotational Portfolio and/or Select Equity Portfolio are sometimes referred to in this SAI individually as a "Portfolio" or "Series", and collectively, as the "Portfolios". Each series represents interests in a separate portfolio of securities, and all shares of a series have identical voting powers, preferences, restrictions and other terms. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Sector Rotational Portfolio and Select Equity Portfolio are each classified as "non-diversified" mutual funds under the 1940 Act.

      The Company has further divided the shares of each Portfolio into two classes, Class A shares which impose a front-end sales charge and Class C shares which impose a contingent deferred sales charge. Prior to December 31, 2003, the Company offered only No-load shares of each Portfolio. On December 31, 2003, the Company converted its existing No-load shares to Class A shares and permanently exempted existing Class A shareholder accounts from incurring sales charges on future purchases and exchanges of Class A shares of any Portfolio.

                       INVESTMENT OBJECTIVES AND POLICIES

      The following information supplements the discussion of each Portfolio's investment objectives, strategies and risks. Each Portfolio's investment objective and the manner in which each Portfolio pursues its investment objective are generally discussed in the prospectus. This section provides additional information concerning each Portfolio's permissible investments and/or investment restrictions not otherwise discussed in the prospectus.

      In addition to the primary investment securities in which each Portfolio invests as set forth in the prospectus, each Portfolio may also invest in the following, to the extent that such investments do not violate an investment restriction described in the prospectus or this SAI:

      U.S. Government Securities. U.S. Government Treasury Bills, Treasury Notes, and Treasury Bonds are direct obligations of the U.S. Government. As such, these instruments are generally considered to have the highest credit standing. Securities backed by the full faith and credit of the United States Government (direct obligations) carry minimal credit risk; shareholders are generally exposed only to interest rate risk.

      U.S. Government Agency Securities are securities issued by instrumentalities of the U.S. Government. Some of these securities are direct obligations of the U.S. Government, but those that are not still enjoy a very high degree of credit safety.

      Repurchase Agreements ("Repos"). In a Repo, a Portfolio purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Portfolio at a specified time (usually one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All Repos entered into by any Portfolio must be collateralized by qualifying securities, the market values of which equal or exceed 102% of the principal amount of the money invested by the Portfolio, and the Portfolio may only enter into Repos with U.S. banks or qualifying broker/dealers, provided that the Portfolio's custodian always has possession of the securities serving as collateral for the Repos or has proper evidence of book entry receipt of said securities.

      When-Issued Securities and Delayed-Delivery Transactions. The Portfolios may purchase securities on a when-issued basis, and may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by a Portfolio with payment and delivery taking place at some future date. A Portfolio may enter into such transactions when, in the master investment advisor's/sub-advisor's opinion, doing so may secure an advantageous yield and/or price to the Portfolio that might otherwise be unavailable. None of the Portfolios is limited on the percentage of assets it may commit to such transactions, but to minimize the risks of entering into these transactions, any Portfolio committing to such transactions will maintain a segregated account with its Custodian consisting of cash, cash equivalents, or U.S. Government securities, in an amount equal to the aggregate fair market value of its commitments to such transactions.

      Equity Securities. To the extent that such purchases do not conflict with a Portfolio's principal investment objective(s), the Portfolios may invest in common stock, convertible preferred stock, straight preferred stock, and investment grade convertible bonds. Stocks held in the portfolio of a Portfolio will generally be traded on either the New York Stock Exchange, American Stock Exchange or the NASDAQ over-the-counter market.

      Short-Term Investments. The Portfolios will normally hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions and to provide for Portfolio operating expenses. As a temporary defensive measure, each Portfolio may invest up to 100% of its total assets in investment grade bonds, U.S. Government Securities, repurchase agreements, or money market instruments. When a Portfolio invests its assets in such securities as a temporary defensive measure, it will not be pursuing its stated investment objective.

      Options. To the extent that such purchases do not conflict with a Portfolio's principal investment objective(s), the Portfolios may invest in options on equity securities and securities indices, and options on futures contacts. The primary risks associated with these investments are: (1) the risk that a position cannot be easily closed out due to the lack of a liquid secondary market, and (2) the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security. Further, over-the-counter options can be less liquid than exchange-traded options. Accordingly, the Portfolios will treat over-the-counter options as illiquid securities. Investing in options involves specialized skills and techniques different from those associated with ordinary portfolio transactions. Options may be purchased for hedging purposes, or to provide a viable substitute for direct investment in, and/or short sales of, specific equity securities. The Portfolios may write (sell) stock or stock index options only for hedging purposes or to close out positions in stock or stock index options that the Portfolio has purchased. The Portfolios may only write (sell) "covered" options. A Portfolio will not write a covered call option if, as a result, the aggregate market value of all optioned portfolio securities or currencies and put option obligations exceeds 25% of the market value of the Portfolio's net assets.

      Futures Contracts and Related Options. To the extent that such purchases do not conflict with a Portfolio's principal investment objective(s), and to hedge against changes in securities prices or interest rates, the Portfolios may purchase and sell various kinds of futures contracts, and purchase and write call and put options on such futures contracts. Permissible futures contracts investments are limited to futures on various equity securities and other financial instruments and indices. The Portfolios will engage in futures and related options transactions for bona-fide hedging or other non-hedging purposes as permitted by regulations of the Commodity Futures Trading Commission.

      The Portfolios may only purchase or sell non-hedging futures contracts, or purchase or sell related non-hedging options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits on the Portfolio's existing non-hedging futures and related non-hedging options positions, and the amount of premiums paid for existing non-hedging options on futures (net of the amount the positions are "in the money") does not exceed 5% of the market value of the Portfolio's total assets. Otherwise, the Portfolio may invest up to 10% of its total assets in initial margins and premiums on futures and related options.

      Money Market Instruments. Money market instruments mature in thirteen months or less from the date of purchase and include U.S. Government Securities, corporate debt securities, bankers acceptances and certificates of deposit of domestic branches of U.S. banks, and commercial paper rated in one of the two highest rating categories by any of the nationally recognized statistical rating organizations or if not rated, of equivalent quality in the master investment advisor's/sub-advisor's opinion. Money market instruments may be purchased for temporary defensive purposes, to accumulate cash for anticipated purchases of portfolio securities and to provide for shareholder redemptions and operating expenses of the Portfolio. For temporary defensive purposes, the master investment advisor/sub-advisors may, when it believes that unusually volatile or unstable economic and market conditions exists, depart from a Portfolio's normal investment approach and invest up to 100% of the net assets of such Portfolio in these instruments.

      Registered Investment Companies. To the extent that such purchases do not conflict with a Portfolio's principal investment objective(s), the Portfolios may invest in securities of other investment companies up to any limits proscribed under the 1940 Act. The Portfolio may invest in any type of investment company consistent with the Portfolio's investment objective and policies. The Portfolios will not acquire securities of any one investment company if, immediately thereafter, the Portfolio would own more than 3% of such company's total outstanding voting securities, securities issued by such company would have an aggregate value in excess of 5% of the Portfolio's total assets, or securities issued by such company and securities held by the Portfolio issued by other investment companies would have an aggregate value in excess of 10% of the Portfolio's total assets. To the extent the Portfolios invest in other investment companies, the shareholders of the Portfolios would indirectly pay a portion of the operating costs of the investment companies.

      Real Estate Securities. The Portfolios may invest in readily marketable interests in real estate investment trusts ("REITs"). REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Although the Portfolios are not limited in the amount of these types of securities they may acquire, it is not presently expected that within the next 12 months any Fund will have in excess of 5% of its total assets in real estate securities.

      You should be aware that Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended (which may also be affected by changes in the value of the underlying property) and by changes in interest rates. REITs are dependent upon management skills, often have limited diversification, and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for exemption from tax for distributed income under the Internal Revenue Code and failing to maintain their exemptions from the Investment Trust Act. Certain REITs have relatively small market capitalizations, which may result in less market liquidity and greater price volatility of their securities.

      Illiquid Investments. Each Portfolio may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Under the supervision of the Board of Directors and the master investment advisor, each Portfolio's sub-advisor determines the liquidity of that Portfolio's investments. Included within the category of illiquid securities are restricted securities, which cannot be sold to the public without registration under the federal securities laws. Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration.

      Master-Feeder Option. Notwithstanding its other investment policies, each Portfolio may seek to achieve its investment objective by investing all of its investable net assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those of the Portfolio. Although such an investment may be made in the sole discretion of the directors, the Portfolio's shareholders will be given 30 days prior notice of any such investment. There is no current intent to make such an investment.

      Currency Swaps. Currency swaps involve the negotiation by a Portfolio's sub-advisor with another party of a series of payments in specified currencies. A currency swap may involve the delivery at the end of the exchange period of a substantial amount of one designated currency in exchange for the other designated currency. Therefore the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The net amount of, the excess, if any, of a Portfolio's obligations over its entitlements with respect to each currency swap will be accrued on a daily basis. A Portfolio will not enter into any currency swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into the transaction. If there is a default by the other party to such a transaction, such Portfolio will have contractual remedies pursuant to the agreements related to the transactions.

      Interest Rate Transactions. Each Portfolio that may enter into interest rate transactions expects to do so primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Portfolio's sub-advisor anticipates purchasing at a later date. The Portfolio's sub-advisors do not intend to use these transactions in a speculative manner.

      Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps are entered on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments). The exchange commitments can involve payments in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on an agreed principal amount from the party selling the interest rate floor.

      A Portfolio's sub-advisor may enter into interest rate swaps, caps and floors either an asset-based or liability-based basis, depending upon whether it is hedging its assets or liabilities. The net amount of the excess, if any, of a Portfolio's obligations over its entitlements with respect to each interest rate swap, cap and floor is accrued daily. A Portfolio's sub-advisor will not enter into an interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is then rated in the highest rating category of at least one nationally recognized rating organization. The Company will monitor the creditworthiness of counterparties on an ongoing basis. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps.

      In addition each Portfolio may invest up to 15% of its total market value in inverse floaters (also known as residual interest bonds or "RIBS") to increase the Portfolio's duration and income. An inverse floater is a debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed rate security. Changes in the interest rate on the specific fixed rate security inversely affect the residual interest paid on the inverse floaters; as interest rates rise, the inverse floater's interest rates decline. Their market value also can fall faster than securities similar to the specific fixed rate security. When interest rates fall, inverse floaters provide interest payments that are higher than securities similar to the to the fixed rate security. The market value of the inverse floater can also rise faster than securities similar to the fixed rate security. Therefore, owning inverse floaters creates a greater interest rate risk. In an effort to mitigate this effect when utilizing inverse floaters, a Portfolio also purchases fixed rate bonds, which are less volatile in price

      The use of interest rate transactions is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a Portfolio's sub-advisor incorrectly forecasts market values, interest rates and other applicable factors, the investment performance of such Portfolio would be adversely affected by the use of these investment techniques. Moreover, even if a Portfolio's sub-advisor is correct in its forecasts, there is a risk that the transaction position may correlate imperfectly with the price of the asset or liability being hedged. There is no limit on the amount of interest rate transactions that may be entered into by a Portfolio that is permitted to enter into such transactions. These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate transactions is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest rate transaction defaults, a Portfolio's risk of loss consists of the net amount of interest payments that the Portfolio contractually is entitled to receive.

      Short Sales. A short sale is effected by selling a security that a Portfolio does not own, or if the Portfolio does own such security, it is not to be delivered upon consummation of the sale. A short sale is "against the box" to the extent that a Portfolio contemporaneously owns or has the right to obtain securities identical to those sold short without payment. All Portfolios may make short sales of securities or maintain short positions only for the purpose of deferring realization of gain or loss for U.S. federal income tax purposes, provided that at all times when a short position is open the Portfolio owns an equal amount of securities of the same issue as, and equal in amount to, the securities sold short. In addition, each of those Portfolios may not make a short sale if as a result more than 10% of the Portfolio's net assets would be held as collateral for short sales. If the price of the security sold short increases between the time of the short sale and the time a Portfolio replaces the borrowed security, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Certain special federal income tax considerations may apply to short sales entered into by a Portfolio.

      Lending Portfolio Securities. For the purpose of realizing additional income, each Portfolio may make loans of securities amounting to not more than 33% of its total assets. Securities loans would be made to broker-dealers and financial institutions pursuant to agreements requiring the loans to be secured by collateral at least equal to the current value of the securities lent and "marked-to- market" on a daily basis. Collateral will consist of cash, U.S. or foreign securities, letters of credit or cash equivalents. While the securities are being lent, the Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer of the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Portfolio has a right to call a loan at any time. The Portfolio will not have the right to vote securities while they are on loan, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made after analysis of the pertinent facts by the Portfolio's sub-advisor when, in the judgment of such sub-advisor, the income from such loans would justify the risk.

      Foreign Currency Transactions. The Portfolios may engage in forward foreign currency transactions to settle foreign securities transactions and/or manage foreign currency risk. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract is agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged for trades.

      The Portfolios will generally enter into forward foreign currency exchange contracts in two circumstances. First, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to lock in the U.S. dollar price of the security, by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions. The Portfolio will be able to protect itself against a loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

      Second, when the sub-advisor believes that the currency of a particular foreign country may suffer from, or enjoy, a substantial movement against another currency, it may enter into a forward contract to sell or buy the amount of one or more foreign currencies, approximating the value of some or all of the Portfolio's portfolio securities denominated in that foreign currency. Alternatively, where appropriate, the Portfolio may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency, in the sub-advisor's judgment, act as an effective proxy for the Portfolio's currency exposure. The prediction of short-term currency market movement is extremely difficult, and the successful execution of a short term hedging strategy is highly uncertain. The sub-advisor will consider the effect a substantial commitment of Portfolio assets to forward contracts would have on the investment program of the Portfolio and the flexibility of the Portfolio to purchase additional securities. Other than as set forth above, and immediately below, the Portfolio also will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency. The Portfolio, however, in order to avoid excess transactions and transaction costs, may maintain a net exposure to forward contracts in excess of the value of the Portfolio's securities or other assets denominated in that currency provided the excess amount is covered by liquid, high-grade debt securities, denominated in any currency, at least equal at all times to the amount of such excess. Under normal circumstances, consideration of the prospects for currencies will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the sub-advisors believe that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Portfolio will be served.

      Portfolio Turnover. The Portfolios will generally purchase and sell securities without regard to the length of time the security has been held. Accordingly, it can be expected that the rate of portfolio turnover may be substantial. For each Portfolio's latest three fiscal years ending on October 31 of each period, portfolio turnover rates were:

--------------------------------------------------------------------------------
Portfolio                                                 2005    2004     2003
---------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Sector Rotational Portfolio                                       133%     100%
--------------------------------------------------------------------------------
Select Equity Portfolio                                           107%      25%
--------------------------------------------------------------------------------

                      FUNDAMENTAL POLICIES - ALL PORTFOLIOS

      The "Fundamental Policies" of the Portfolios are described below and may not be changed without the approval of the lesser of: a vote of the holders of a majority of the outstanding shares of the Portfolio or, 67% of the shares represented at a meeting of shareholders of the Portfolio at which the holders of at least 50% or of the shares are represented. As a matter of fundamental policy, each Portfolio will not:

(1) borrow money, except from banks as a temporary measure for extraordinary or emergency purposes, including redemption of its shares, and then only in amounts not exceeding 33 1/3% of its total assets, valued at market. The Portfolios also may acquire futures contracts and options thereon as set forth in (2) below;

(2) purchase or sell commodities or commodity contracts; except that the Portfolios may (i) enter into financial (including currency) futures contracts and options thereon on an initial and variation margin basis;

(3) purchase the securities of any issuer if, as a result, more than 25% of the value of the Portfolio's total assets would be invested in the securities of issuers having their principal business activities in the same industry (the Sector Rotational Portfolio may invest up to 25% of its assets in the securities of issuers having their principal business activities in alternating industries, as the Portfolio's sub-advisor my choose from time to time;

(4) make loans, although a Portfolio may enter into repurchase agreements and lend its portfolio securities;

(5) as to 75% of its total assets, purchase the securities of an issuer if as a result: (a) more than 5% of the value of the Portfolio's assets would be invested in the securities of that issuer or (b) it would own more than 10% of the voting securities of that issuer (this restriction does not apply to the Sector Rotational or the Select Equity Portfolios);

(6) purchase or sell real estate although it may purchase securities secured by real estate or representing interests therein;

(7)   issue senior securities; and

(8) underwrite securities issued by other persons, except to the extent that a Portfolio or the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1993 in connection with the purchase and sale of securities in the ordinary course of pursuing its investment program.

                       OPERATING POLICIES - ALL PORTFOLIOS

      The following operating policies have been established by the Board of Directors. A Portfolio will not:

(1)   invest in companies for the purpose of exercising management or control;

(2) purchase a security if, as a result of such purchase, more than 15% of the value of the Portfolio's net assets would be invested in illiquid securities, including repurchase agreements which do not provide for payment within seven days;

(3) purchase securities of any investment company, except in compliance with the Investment Company Act of 1940 or an applicable exemption thereto; or

(4)   sell securities short.

      Operating policies are established, and may be changed, by the Board of Directors without approval of shareholders.

                   DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS

      The Company maintains written policies and procedures regarding the disclosure of its portfolio holdings to ensure that disclosure of information about portfolio securities is in the best interests of a Portfolio's shareholders. The Board of Directors reviews these policies and procedures on an annual basis. Compliance will be periodically assessed by the Board in connection with a report from the Company's Chief Compliance Officer. In addition, the Board has reviewed and approved the list below of entities that may receive portfolio holdings information prior to and more frequently than the public disclosure of such information (i.e., "non-standard disclosure"). The Board has also delegated authority to the Company's master investment advisor, Penn Street Investment Advisors, Inc. ("PSIA"), to provide such information in certain circumstances (see below). The Board is notified of, and reviews any requests for non-standard disclosure approved by PSIA. PSIA reports quarterly to the Board regarding the implementation of such policies and procedures.

      The Company is required by the U.S. Securities and Exchange Commission (the "SEC") to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Company's annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters. The portfolio holdings information provided in these reports is as of the end of the quarter in question. Form N-CSR must be filed with the SEC no later than ten (10) calendar days after the Company transmits its annual or semi-annual report to its shareholders. Form N-Q must be filed with the SEC no later than sixty (60) calendar days after the end of the applicable quarter.

      The Company's service providers which have contracted to provide services to the Company and its Portfolios, including, for example, the administrator, custodian and the fund accountants, and which require portfolio holdings information in order to perform those service, may receive non-standard disclosure. Non-standard disclosure of portfolio holdings information may also be provided to a third-party when the Company has a legitimate business purpose for doing so. The Company has the following ongoing arrangements with certain third parties to provide the Portfolio's full portfolio holdings:

(1) to the Company's auditors within sixty (60) days after the applicable fiscal period for use in providing audit opinions;

(2) to financial printers within sixty (60) days after the applicable fiscal period for the purpose of preparing Company regulatory filings;

(3) to rating agencies on a monthly basis for use in developing a rating for the Portfolios; and

(4) to the Company's administrator, custodian, transfer agent and accounting services provider on a daily basis in connection with their providing services to the Portfolio.

      The Company currently has no other arrangements for the provision of non-standard disclosure to any party or shareholder.

      Other than the non-standard disclosure discussed above, if a third-party requests specific, current information regarding the Portfolio's portfolio holdings, the Company will refer the third-party to the latest regulatory filing.

      Non-standard disclosure of portfolio holdings may only be made pursuant to a written request that has been approved by the Board of Directors of the Company. The Board of Directors has authorized the President of the Company and senior management at PSIA to consider and approve such written requests for non-standard disclosure; provided that, they promptly report any such approval to the Board of Directors of the Company.

      All of the arrangements above are subject to the policies and procedures adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of a Company and its shareholders. There may be instances where the interests of the Company's shareholders respecting the disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Portfolio's master investment advisor, sub-advisor, any principal underwriter for the Company or an affiliated person of the Company (including such affiliated person's investment advisor or principal underwriter). In such situations, the conflict must be disclosed to the Board of Directors of the Company, and the Board must be afforded the opportunity to determine whether or not to allow such disclosure.

      Affiliated persons of the Company who receive non-standard disclosure are subject to restrictions and limitations on the use and handling of such information pursuant to a Code of Ethics, including requirements to maintain the confidentiality of such information, pre-clear securities trades and report securities transactions activity, as applicable. Affiliated persons of the Company and third party service providers of the Company receiving such non-standard disclosure will be instructed that such information must be kept confidential and that no trading on such information should be allowed.

      Neither the Company, PSIA nor its sub-advisors, or any affiliates thereof, receive compensation or other consideration in connection with the non-standard disclosure of information about portfolio securities.

                             MANAGEMENT OF THE FUND

      The Company is governed by a Board of Directors, which is responsible for protecting the interests of shareholders. The directors are experienced businesspersons who meet throughout the year to oversee the Company's activities, review contractual arrangements with companies that provide services to the Portfolios and review performance. The names, addresses and ages of the directors and officers of the Company, together with information as to their principal occupations during the past five years, are listed below.

----------------------------------------------------------------------------------------------------------------------
                                Position(s)                      Principal               Number of       Other
Name, Address & Date of         Held with       Length of        Occupation(s)           Portfolios      Directorships
Birth                           the Company     Time Served      During Past 5 Years     Overseen        Held
----------------------------------------------------------------------------------------------------------------------
John A.  Lukan (1)              Interested      Mr. Lukan        Private Investor.       Two             None.
83 General Warren Blvd.,        Director,       has been a       Previously,
St.  200                        Chairman        Director         President & CEO of
Malvern, PA 19355                               since April      Citco Mutual Fund
                                                2003             Services, Inc.,
(02-15-1963)                                                     Citco Mutual Fund
                                                                 Distributors, Inc.
                                                                 and PSIA (June 1,
                                                                 2003 until August
                                                                 2, 2005); also
                                                                 President & CEO of
                                                                 Quaker Securities,
                                                                 Inc., a
                                                                 broker/dealer firm
                                                                 (from May 1999
                                                                 until August 2,
                                                                 2005); Managing
                                                                 Director, Citco
                                                                 Curacao, from
                                                                 November 1993 to
                                                                 May 1999.  BSc
                                                                 from St. Mary's
                                                                 University in
                                                                 1985.  MBA, St.
                                                                 Mary's University
                                                                 in 1987.  Canadian
                                                                 Chartered
                                                                 Accountant, 1991.
                                                                 Chartered
                                                                 Financial Analyst,
                                                                 1999.
----------------------------------------------------------------------------------------------------------------------
James B.  Brinton               Independent     Mr. Brinton      Principal and           Two             Independent
123 West Lancaster Avenue       Director        has been a       Senior Insurance                        Trustee of
Wayne, PA 19087                                 Director         Broker for Robert                       The Quaker
                                                since May        J. McAllister                           Investment
(07-03-1954)                                    2002.            Agency, Inc., 123                       Trust, an
                                                                 West Lancaster                          open-end
                                                                 Avenue, Wayne PA                        management
                                                                 19087, a                                investment
                                                                 commercial                              company.
                                                                 insurance
                                                                 brokerage firm,
                                                                 since 1979.  BA in
                                                                 business from
                                                                 Marietta College;
                                                                 licensed as a
                                                                 property and
                                                                 casualty broker
                                                                 and life, accident
                                                                 and health agent.
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                Position(s)                      Principal               Number of       Other
Name, Address & Date of         Held with       Length of        Occupation(s)           Portfolios      Directorships
Birth                           the Company     Time Served      During Past 5 Years     Overseen        Held
----------------------------------------------------------------------------------------------------------------------
Richard W.  Stevens             Independent     Mr. Stevens      Principal with          Two             None
Five Tower Bridge               Director        has been a       Hirtle Callaghan &
Suite 500                                       Director         Co., an investment
300 Barr Harbor Drive                           since May        advisory firm,
West Conshohocken, PA 19428                     2002             since 2001.
                                                                 Principal with the
(09-18-1956)                                                     Vanguard Group,
                                                                 High Net Worth
                                                                 Services Group,
                                                                 from 1995 to
                                                                 2001.  Partner
                                                                 with Price
                                                                 Waterhouse and had
                                                                 his own law
                                                                 practice.  B.A. in
                                                                 economics from
                                                                 Lafayette College,
                                                                 Juris Doctorate
                                                                 from Rutgers
                                                                 University School
                                                                 of Law, and L.L.M.
                                                                 (Masters in
                                                                 Taxation) from
                                                                 Villanova School
                                                                 of Law.
----------------------------------------------------------------------------------------------------------------------
C.  Garrett Williams            Independent     Mr.              Chief Operating         Two             None
DG Capital Management           Director        Williams         Officer, DG
101 Arch Street, Suite 650                      has been a       Capital
Boston, MA  02110                               Director         Management, Inc.,
                                                since May        Boston, MA, an
Date of Birth                                   2002             investment
(03-24-1953)                                                     advisory firm,
                                                                 since 2001.
                                                                 Senior Vice
                                                                 President- Client
                                                                 Services, Fidelity
                                                                 Management Trust
                                                                 Company, Boston,
                                                                 MA, from 1997 to
                                                                 2001.  Over 25
                                                                 years investment
                                                                 industry
                                                                 experience.  BA
                                                                 degree in
                                                                 Economics from
                                                                 Gettysburg
                                                                 College,
                                                                 Gettysburg, PA.
----------------------------------------------------------------------------------------------------------------------
Edmund B.  Pyle, III, Esq.      Independent     Mr. Brinton      Partner in the law      Two             None
340 Jug Hollow Road             Director        has been a       firm of Pyle and
Phoenixville, PA 19460                          Director         Moccia since
                                                since May        January 1989.
(03-18-1940)                                    2002.            Temple University
                                                                 School of Law,
                                                                 Juris Doctorate,
                                                                 1986.  Rensselar
                                                                 Polytechnic
                                                                 Institute,
                                                                 completed PhD
                                                                 coursework, 1969.
                                                                 University of
                                                                 Arizona, MS in
                                                                 mechanical
                                                                 engineering,
                                                                 1964.  Worcester
                                                                 Polytechnic
                                                                 Institute, BS,
                                                                 1962.
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                Position(s)                      Principal               Number of       Other
Name, Address & Date of         Held with       Length of        Occupation(s)           Portfolios      Directorships
Birth                           the Company     Time Served      During Past 5 Years     Overseen        Held
----------------------------------------------------------------------------------------------------------------------
John G. Roman                   President       Mr. Roman        Director,               Two             None
83 General Warren Blvd.,                        has served       President and CEO
Suite 200                                       as               of PSIA (since
Malvern, PA  19355                              President        March 2, 2005);
                                                of the Fund      prior thereto,
Date of Birth                                   since            Manager, Wealth
(8-31-52)                                       September        Management
                                                13, 2005         Division, The Bryn
                                                                 Mawr Trust Company
                                                                 (2001-2004);
                                                                 President, Merrill
                                                                 Lynch Trust
                                                                 Division
                                                                 (1989-2001).
----------------------------------------------------------------------------------------------------------------------
Paul Giorgio                    Treasurer       Mr. Giorgio      Chief Financial         Two             None
83 General Warren Blvd.         and Chief       has served       Officer, Citco
St.  200                        Accounting      as               Mutual Fund
Malvern, PA 19355               Officer         Treasurer        Services, Inc.,
                                                to the           since May, 2001.
(09-26-72)                                      Company          Formerly, Chief
                                                since May        Financial Officer,
                                                2002             Quaker Securities,
                                                                 Inc., from
                                                                 2000-2001.  Chief
                                                                 Financial Officer,
                                                                 Declaration
                                                                 Service Company,
                                                                 from 1997 to 2001.
----------------------------------------------------------------------------------------------------------------------
George M.  Chamberlain, Jr.     Secretary       Mr.              General Counsel to      Two             None
83 General Warren Blvd.                         Chamberlain      Citco Mutual Fund
St.  200                                        has served       Services, Inc.,
Malvern, PA 19355                               as               since December,
                                                Secretary        2004.  Prior
(02-13-47)                                      to the           thereto, Major
                                                Company          Gifts Officer,
                                                since            Alzheimer's
                                                December         Association of
                                                2004.            Delaware Valley;
                                                                 and General
                                                                 Counsel, Investor
                                                                 Force, Inc.
                                                                 (2000-2003).
----------------------------------------------------------------------------------------------------------------------

      (1) Mr. Lukan is considered an "interested person" of the Company, as that term is defined in the 1940 Act, because until August 2, 2005, he was an executive officer and director of Citco Mutual Fund Services, Inc., the Company's Administrator, Penn Street Investment Advisors, Inc., the Company's Master Investment Advisor, and Citco Mutual Fund Distributors, Inc., the Company's Principal Underwriter (the "Citco Mutual Group"). Mr. Lukan was also an executive officer of Quaker Securities, Inc., a broker/dealer firm that shares common ownership and directorships with the Citco Mutual Group.

      Each director will hold office until the Company's next annual meeting of shareholders and until their successors have been duly elected and qualified or until their earlier resignation or removal. Each officer holds office at the pleasure of the Board of Directors and serves for a term of one year or until their successor is duly elected and qualified.

      The Board met __________ times during the Company's most recently completed fiscal year. Each director attended 75% or more of the respective meetings of the Board and the committees of which he was a member that were held during that period.

      The Company pays directors who are not "interested persons" of the Company fees for each Board meeting and committee meeting attended, plus expenses. Directors who are "interested persons", as that term is defined under the 1940 Act, receive no compensation from the Company for their services as directors. The Company currently does not pay pension or retirement benefits to its directors.

      The table below shows, for each director entitled to receive compensation from the Company, the aggregate compensation paid or accrued by the Company for its fiscal year ending October 31, 2005.

----------------------------------------------------------------------------------------------------------------------
                                                       Pension or
                                                       Retirement                 Estimated             Total
                                    Aggregate          Benefits Accrued           Annual                Compensation
                                    Compensation       as Part of                 Benefits Upon         Paid to
Name of Director                    from Company       Company's Expenses         Retirement            Director
----------------------------------------------------------------------------------------------------------------------
James B.  Brinton                   $________          $0.00                      $0.00                 $________
----------------------------------------------------------------------------------------------------------------------
Richard W.  Stevens                 $________          $0.00                      $0.00                 $________
----------------------------------------------------------------------------------------------------------------------
C.  Garrett Williams                $________          $0.00                      $0.00                 $________
----------------------------------------------------------------------------------------------------------------------
Edmund B.  Pyle, III                $________          $0.00                      $0.00                 $________
----------------------------------------------------------------------------------------------------------------------

      The Company has a standing Audit Committee of the Board composed of Messrs. Brinton, Stevens and Pyle. The Audit Committee generally meets at least twice each year immediately before the regular meeting of the Board of Directors. The functions of the Audit Committee are to meet with the Company's Independent Registered Public Accounting Firm to review the scope and findings of the annual audit, discuss the Company's accounting policies, discuss any recommendations of the Independent Registered Public Accounting Firm with respect to the Company's management practices, review the impact of changes in accounting standards on the Company's financial statements, recommend to the Board of Directors the selection of the Independent Registered Public Accounting Firm, and perform such other duties as may be assigned to the Audit Committee by the Board of Directors. The Audit Committee meets _________ time per year with the Company's Chief Compliance Officer and Chief Financial Officer. During its most recent fiscal year ended October 31, 2005, the Audit Committee met ______ times.

      The Company has a standing Nominating Committee of the Board composed of Messrs. Brinton, Stevens, Williams and Pyle. The Nominating Committee is responsible for the selection and nomination of candidates to serve as directors of the Company. Although the Nominating Committee expects to be able to find an adequate number of qualified candidates to serve as directors, the Nominating Committee is willing to consider nominations received from shareholders. Shareholders wishing to submit a nomination should do so by notifying the Secretary of the Company, in writing, at the address listed on the cover of this SAI. During the Company's most recent fiscal year ended October 31, 2005, the Nominating Committee did not meet.

      As of December 31, 2005, the directors beneficially owned the following dollar range of equity securities in each Portfolio and the Company:

----------------------------------------------------------------------------------------------------------------------
                                                                                      Aggregate Dollar Range of
                                                                                      Equity Securities Overseen or
                                                                                      to be Overseen Within the Same
                                               Dollar Range of Equity                 Family of Investment Companies
Name of Director/Nominee                       Securities in the Company              as the Company
----------------------------------------------------------------------------------------------------------------------
James R.  Brinton                              $____ to $______                       $____ to $______
John A.  Lukan                                 $____ to $______                       $____ to $______
Edmund Pyle                                    $____ to $______                       $____ to $______
Richard W.  Stevens                            $____ to $______                       $____ to $______
C.  Garrett Williams                           $____ to $______                       $____ to $______
----------------------------------------------------------------------------------------------------------------------

      As of December 31, 2005, the directors and officers as a group, owned beneficially less five percent of any Portfolio.

      Sales Loads. The Portfolios do not currently charge the directors or officers of the Company, the directors, officers or employees of PSIA, or the directors, officers or employees of any of the sub-advisors, any front-end or contingent deferred sales charges on the sale of shares. These sales waivers are in place because of the nature of the investor and in recognition of the reduced sales effort required to attract such investments.

                                 CODE OF ETHICS

      The Company, PSIA, Citco Mutual Fund Distributors, Inc. (the "Distributor"), the principal underwriter of the Company's shares, and each of the Portfolio's sub-advisors have each adopted a Code of Ethics (the "Code") as required by Rule 17j-1 of the 1940 Act, that permit investment personnel, subject to the particular Code of Ethics, to invest in securities, including securities that may be purchased or held by a Portfolio, for their own accounts. The Codes of Ethics are on public file with, and are available from, the SEC's Public Reference Room in Washington, D.C.

                              PROXY VOTING POLICIES

      The Company is required to disclose information concerning each Portfolio's proxy voting policies and procedures to shareholders. The Board of Directors has delegated to each sub-advisor the responsibility for decisions regarding proxy voting for securities held by its respective Portfolio. The sub-advisors will vote such proxies in accordance with its proxy voting policies and procedures, which have been reviewed by the Board of Directors, and which are found in Appendix A to this SAI. Any material changes to these proxy voting policies and procedures will be submitted to the Board of Directors for approval. Information regarding how each Portfolio voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, 2005 is available: (1) without charge, upon request by calling (866) 207-5175 and (2) on the SEC's website at http://www.sec.gov.

                         INVESTMENT MANAGEMENT SERVICES

      Information on the Company's master investment advisor and each sub-advisor is set forth in the prospectus. This section contains additional information concerning the master investment advisor and each sub-advisor.

The Master Investment Advisor

      Penn Street Investment Advisors, Inc. ("PSIA") serves as the Master Investment Advisor to each Portfolio. PSIA's address is 83 General Warren Boulevard, Suite 200, Malvern, Pennsylvania 19355. PSIA is a registered investment advisory firm founded in 2002.

      PSIA is majority owned by RMH, LLC, a Delaware limited liability company whose members are G. Michael Mara, William R. Henry, and Dr. Philip P. Ripepi. RMH, LLC owns 57% of PSIA's stock. CITCO (Quaker Holdings), Inc., a Delaware corporation ("CQH"), owns 38% of PSIA's stock. John G. Roman, the President of the Company, owns 5% of the stock of PSIA, and is the President and CEO of PSIA. Messrs. Mara and Roman are the persons primarily responsible for the day-to-day operations of PSIA. Mr. Mara is also the President and owner of Valley Forge Capital Advisors, Inc. ("VFCA"), the sub-advisor to the Sector Rotational Portfolio.

      CQH is the parent company of Citco Mutual Fund Services, Inc. ("CMFS"), the administrator and transfer agent of the Company. CMFS in turn is the parent company of Citco Mutual Fund Distributors, Inc. (the "Distributor"), the principal underwriter of the Company.

      PSIA serves in the capacity of "Master Advisor" to each of the Portfolios and is authorized to engage persons, subject to Board and shareholder approval, to serve the Portfolios as sub-advisors. These sub-advisors provide day-to-day investment advice and choose the securities in which the Portfolios will invest, subject to the oversight and control of PSIA. VFCA currently serves as the sub-advisor to the Sector Rotational Portfolio and Berkshire Advisors, Inc. ("Berkshire Advisors") currently serves as the sub-advisor to the Select Equity Portfolio.

      The master investment advisory agreement (the "Master Agreement") and each sub-advisory agreement (each, a "Sub-Advisory Agreement", and collectively, the "Sub-Advisory Agreements") were most recently approved by the shareholders of each Portfolio at a special meeting of shareholders held on December ___, 2005. The Master Agreement will remain in effect until June 30, 2006, and thereafter continue from year to year, provided that each such continuance is approved annually by either the Company's Board of Directors or by a vote of a majority of the outstanding voting securities of each Portfolio of the Company, and in either case by the vote of a majority of the directors who are not parties to the Master Agreement or interested persons (as such term is defined in the 1940
Act) of any party to the Master Agreement, voting in person at a meeting called for the purpose of voting on such approval. The Master Agreement may be terminated by the Company or by PSIA at any time upon sixty (60) days written notice, without payment of any penalty; provided, however that termination by the Company must be authorized by majority vote of the Board or by vote of a majority of the outstanding voting securities of the Company. The Master Agreement automatically terminates upon assignment.

      The Master Agreement provides that PSIA shall not be liable for any loss suffered by a Portfolio or its shareholders as a consequence of any act or omission in connection with services under the Master Agreement, except by reason of PSIA's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties.

      For its services to the Sector Rotational Portfolio, PSIA will receive an annual fee of 0.25%, calculated daily and paid monthly, based on the average daily net assets of that Portfolio. VFCA, as the sub-advisor to the Sector Rotational Portfolio, will be paid its advisory fee of 0.75% directly by that Portfolio for its services. For its services to the Select Equity Portfolio, PSIA will receive an annual fee of 1.00%, calculated daily and paid monthly, based on the average daily net assets of that Portfolio. The fees charged by Berkshire Advisors as sub-advisor to the Select Equity Portfolio will be paid by PSIA out of the fee it receives from that Portfolio. Out of its annual fee of 1.00%, PSIA will pay a sub-advisory fee to Berkshire Advisors of 0.75%, calculated daily and paid monthly, based on the average daily net assets of the Select Equity Portfolio.

      PSIA, VFCA and Berkshire Advisors have voluntarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, brokerage and extraordinary expenses) in order to attempt to maintain a net total annual operating expense ratio of 1.75% for Class A shares and 2.50% for Class C shares of the Sector Rotational Portfolio, and at an annual rate of 2.00% for Class A shares and 2.75% for Class C shares of the Select Equity Portfolio. With respect to the Select Equity Portfolio, in the event Berkshire Advisors does undertake such waivers and/or reimbursements, Berkshire Advisors may recover such waived fees and/or reimbursed expenses, at Berkshire Advisors' discretion, at any time for a period of thirty-six months subsequent to the time such waiver or reimbursement is made. This commitment to waive fees is voluntary and can be terminated at any time.

      For the fiscal years ended October 31, 2005, 2004 and 2003, PSIA received investment advisory fees (net of fee waivers) in the following amounts:

--------------------------------------------------------------------------------
Portfolio                                         2005       2004       2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Sector Rotational Portfolio                         $0         $0   $________
--------------------------------------------------------------------------------
Select Equity Portfolio                         $2,079     $2,537   $________
--------------------------------------------------------------------------------

      For the fiscal years ended October 31, 2005, 2004 and 2003, PSIA waived investment advisory fees and/or reimbursed expenses in the following amounts:

--------------------------------------------------------------------------------
Portfolio                                        2005         2004         2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Sector Rotational Portfolio                   $54,890      $28,617     $_______
--------------------------------------------------------------------------------
Select Equity Portfolio                       $13,969       $3,498     $_______
--------------------------------------------------------------------------------

      For the fiscal years ended October 31, 2005, 2004 and 2003, PSIA paid sub-advisory fees to the Portfolios' sub-advisors in the following amounts:

--------------------------------------------------------------------------------
Portfolio                                        2005         2004         2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Sector Rotational Portfolio (1)                    $0           $0           $0
--------------------------------------------------------------------------------
Select Equity Portfolio                        $1,673       $1,267     $_______
--------------------------------------------------------------------------------

----------
(1) VFCA, as the sub-advisor to the Sector Rotational Portfolio, is paid its advisory fee of 0.75% directly by that Portfolio for its services.

The Sub-Advisors

Sector Rotational Portfolio

      Valley Forge Capital Advisors, Inc. ("VFCA"), 83 General Warren Boulevard, Suite 200, Malvern, Pennsylvania 19355, serves as sub-advisor to the Sector Rotational. VFCA provides investment counseling and management services to investment companies, banks and thrifts, institutions and high net worth individuals. VFCA was formed in August 2002.

      G. Michael Mara is the founder, President and controlling shareholder of VFCA. William R. Henry, CPA, and Dr. Philip P. Ripepi each own 4.9% of VFCA. Messrs. Mara, Henry and Ripepi are the members of RMH, LLC, which is the majority shareholder of PSIA.

      The Sub-Advisory Agreement will remain in effect until June 30, 2006, and thereafter continue from year to year, provided that each such continuance is approved annually by either the Company's Board of Directors or by a vote of a majority of the outstanding voting securities of such Portfolio of the Company, and in either case by the vote of a majority of the directors who are not parties to the Sub-Advisory Agreement or interested persons (as such term is defined in the 1940 Act) of any party to the Sub-Advisory Agreement, voting in person at a meeting called for the purpose of voting on such approval. In addition, the Sub-Advisory Agreement may be terminated by the Company or by PSIA or by VFCA at any time upon sixty (60) days written notice, without payment of any penalty. Any such termination by the Company must be authorized by vote of the Board of Directors or by vote of a majority of the outstanding voting securities of the Sector Rotational Portfolio. The Sub-Advisory Agreement automatically terminates upon assignment.

      The New Sub-Advisory Agreement provides that VFCA shall not be liable for any loss suffered by the Sector Rotational Portfolio or its shareholders as a consequence of any act or omission in connection with services under the Sub-Advisory Agreement, except by reason of VFCA's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties.

      For its services to the Sector Rotational Portfolio, VFCA is paid a management fee of 0.75% annually of the average daily net assets of that Portfolio, computed daily and paid monthly. VFCA is paid directly by the Sector Rotational Portfolio, and not by PSIA, for its services.

      PSIA and VFCA have voluntarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, brokerage and extraordinary expenses) in order to attempt to maintain a net total annual operating expense ratio of 1.75% for Class A shares and 2.50% for Class C shares of the Sector Rotational Portfolio. This commitment to waive fees is voluntary and can be terminated at any time.

      For the fiscal years ended October 31, 2005, 2004 and 2003, VFCA received sub-advisory fees (net of fee waivers) from the Sector Rotational Portfolio in the following amounts:

--------------------------------------------------------------------------------
Portfolio                                        2005         2004         2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Sector Rotational Portfolio                   $33,064      $21,652     $_______
--------------------------------------------------------------------------------

      For the fiscal years ended October 31, 2005, 2004 and 2003, VFCA waived sub-advisory fees and/or reimbursed expenses in the following amounts:

--------------------------------------------------------------------------------
Portfolio                                       2005         2004         2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Sector Rotational Portfolio                  $33,064      $21,652     $_______
--------------------------------------------------------------------------------

Select Equity Portfolio

      Berkshire Advisors, Inc. ("Berkshire Advisors"), 2240 Ridgewood Road, Wyomissing, Pennsylvania 19610, serves as sub-advisor to the Select Equity Portfolio. Berkshire Advisors was formed in August 2002. Berkshire Advisors provides investment counseling and management services exclusively to the Select Equity Portfolio. Berkshire Advisors is controlled by Jay R. Kemmerer.

      The Sub-Advisory Agreement will remain in effect until June 30, 2006, and thereafter continue from year to year, provided that each such continuance is approved annually by either the Company's Board of Directors or by a vote of a majority of the outstanding voting securities of such Portfolio of the Company, and in either case by the vote of a majority of the directors who are not parties to the Sub-Advisory Agreement or interested persons (as such term is defined in the 1940 Act) of any party to the Sub-Advisory Agreement, voting in person at a meeting called for the purpose of voting on such approval. In addition, the Sub-Advisory Agreement may be terminated by the Company or by PSIA or by Berkshire Advisors at any time upon sixty (60) days written notice, without payment of any penalty. Any such termination by the Company must be authorized by vote of the Board of Directors or by vote of a majority of the outstanding voting securities of the Sector Rotational Portfolio. The Sub-Advisory Agreement automatically terminates upon assignment.

      The New Sub-Advisory Agreement provides that Berkshire Advisors shall not be liable for any loss suffered by the Select Equity Portfolio or its shareholders as a consequence of any act or omission in connection with services under the Sub-Advisory Agreement, except by reason of Berkshire Advisors's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties.

      For its services to the Select Equity Portfolio, Berkshire Advisors receives an annual fee of 0.75%, calculated daily and paid monthly, based on the average daily net assets of the Portfolio. The fees charged by Berkshire Advisors as sub-advisor to the Select Equity Portfolio are paid by PSIA out of the fee its receives from that Portfolio.

      PSIA and Berkshire Advisors have voluntarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, brokerage and extraordinary expenses) in order to attempt to maintain a net total annual operating expense ratio of 2.00% for Class A shares and 2.75% for Class C shares of the Select Equity Portfolio. However, in the event Berkshire Advisors does undertake such waivers and/or reimbursements, Berkshire Advisors may recover such waived fees and/or reimbursed expenses, at Berkshire Advisors' discretion, at any time for a period of thirty-six months subsequent to the time such waiver or reimbursement is made. This commitment to waive fees is voluntary and can be terminated at any time.

      For the fiscal years ended October 31, 2005, 2004 and 2003, Berkshire Advisors received sub-advisory fees (net of fee waivers) from PSIA in the following amounts:

--------------------------------------------------------------------------------
Portfolio                                        2005         2004         2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Select Equity Portfolio                        $1,673       $1,267      $______
--------------------------------------------------------------------------------

      For the fiscal years ended October 31, 2005, 2004 and 2003, Berkshire Advisors waived sub-advisory fees and/or reimbursed expenses in the following amounts:

--------------------------------------------------------------------------------
Portfolio                                      2005         2004         2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Select Equity Portfolio                      $7,170       $5,949      $______
--------------------------------------------------------------------------------

                               PORTFOLIO MANAGERS

Sector Rotational Portfolio

      G. Michael Mara is the portfolio manager of, and person primarily responsible for, the day-to-day management of the Sector Rotational Portfolio. Mr. Mara is the founder, President and controlling shareholder of VFCA. Through different predecessor companies, Mr. Mara has been the lead portfolio manager responsible for the Sector Rotational Portfolio's day-to-day investment activities since its inception in 2000. Mr. Mara is also a controlling shareholder of PSIA, the Master Advisor to each Portfolio of the Company.

      Mr. Mara does not currently serve as the portfolio manager for any other registered investment companies.

      As of December 31, 2005, Mr. Mara also served as the portfolio manager of one hedge fund, Valley Forge Quant Partners I, L.P., and 14 other private accounts with total assets under management of approximately $170,324,432. The investment advisory fees received for managing the hedge fund and these other private accounts are not based upon the performance of the accounts.

      VFCA does not believe that any material conflicts exist between Mr. Mara's portfolio management of the Sector Rotational Portfolio and his management of the hedge fund or the other private accounts. The hedge fund and some of these other private accounts have different investment objectives, strategies and policies than the Sector Rotational Portfolio.

      VFCA does have some private accounts managed by Mr. Mara that have investment portfolios substantially similar to the Sector Rotational Portfolio. VFCA believes that the allocation of investment opportunities is not an issue between these entities because there is a vigorous risk management process in place at VFCA to mitigate any potential conflicts in the buying and selling of securities in the different accounts.

      Mr. Mara is the majority owner of VFCA. For his services, Mr. Mara does not currently receive any fixed annual salary or bonus. As the majority owner of VFCA, Mr. Mara is entitled to receive distributions from VFCA's net profits. Mr. Mara does not receive compensation that is based upon the Sector Rotational Portfolio's, the hedge fund's, or any private account's pre- or after-tax performance, or the value of the assets held by such entities. Mr. Mara does not receive any special or additional compensation from VFCA for his services as portfolio manager to the Sector Rotational Portfolio. Mr. Mara also is a controlling shareholder of PSIA, the Master Advisor to each Portfolio of the Company and, as such, is entitled to share in any net profits generated by PSIA.

      As of December 31, 2005, Mr. Mara beneficially owned the following dollar range of equity securities in the Sector Rotational Portfolio:

--------------------------------------------------------------------------------
          (1)                                         (2)
--------------------------------------------------------------------------------
                                Dollar Range of Equity Securities in the Sector
Name of Portfolio Manager:      Rotational Portfolio
--------------------------------------------------------------------------------

G. Michael Mara                 $________ to $______________
--------------------------------------------------------------------------------

Select Equity Portfolio

      Jay R. Kemmerer is the portfolio manager of, and person primarily responsible for, the day-to-day management of the Select Equity Portfolio. Berkshire Advisors is controlled by Mr. Kemmerer. Berkshire Advisors was formed in August 2002. Mr. Kemmerer has been the lead portfolio manager responsible for the Select Equity Portfolio's day-to-day investment activities since its inception in 2003.

      Mr. Kemmerer does not currently serve as the portfolio manager for any other registered investment companies or any pooled investment vehicles.

      As of December 31, 2005, Mr. Kemmerer also served as the portfolio manager of 25 other private accounts with total assets under management of approximately $25 million. The investment advisory fees received for managing these other private accounts are not based upon the performance of the accounts.

      Berkshire Advisors does not believe that any material conflicts exist between Mr. Kemmerer's portfolio management of the Select Equity Portfolio and his management of the other private accounts.

      Mr. Kemmerer controls Berkshire Advisors. For his services, Mr. Kemmerer does not currently receive any fixed annual salary or bonus. As the majority owner of Berkshire Advisors, Mr. Kemmerer is entitled to receive distributions from Berkshire Advisors' net profits. Mr. Kemmerer does not receive compensation that is based upon the Select Equity Portfolio's or any private accounts' pre- or after-tax performance, or the value of the assets held by such entities. Mr. Kemmerer does not receive any special or additional compensation from Berkshire Advisors for his services as portfolio manager to the Select Equity Portfolio.

      As of December 31, 2005, Mr. Kemmerer beneficially owned the following dollar range of equity securities in the Select Equity Portfolio:

--------------------------------------------------------------------------------
           (1)                                   (2)
--------------------------------------------------------------------------------
                              Dollar Range of Equity Securities in the Select
Name of Portfolio Manager:    Equity Portfolio
--------------------------------------------------------------------------------

Jay R. Kemmerer               $________ to $______________
--------------------------------------------------------------------------------

                                  CAPITAL STOCK

      The Company is authorized to issue 1,000,000,000 shares of common stock, with a par value of $0.01 per share. The Company has presently allocated ____________________ shares to the Sector Rotational Portfolio, and has further reclassified those shares as follows: __________________ (__________) shares for Class A shares and _______________ (___________) shares for Class C shares. The Company has presently allocated ___________________ shares to the Select Equity Portfolio, and has further reclassified those shares as follows:
_________________ (_____________) shares for Class A shares and _____________
(_______) shares for Class C shares.

      Shares have no pre-emptive rights and only such conversion or exchange rights as the Board of Directors may grant in their discretion. When issued for payment as described in the prospectus, shares will be fully paid and non-assessable. Shares of a Portfolio do not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect all of the directors if they choose to do so. In such event, the holders of the remaining shares will not be able to elect any person to the Board of Directors. Shares will be maintained in open accounts on the books of the transfer agent. Each class of shares in a Portfolio (i.e., Class A, and Class C shares) bear pro-rata the same expenses and are entitled equally to a Portfolio's dividends and distributions except as follows. Each class will bear the expenses of any distribution and/or service plans applicable to such class. For example, as described below, holders of Class A shares will bear the expenses of the Distribution 12b-1 and Service Plan applicable to it. In addition, each class may incur differing transfer agency fees and may have different sales charges. Standardized performance quotations are computed separately for each class of shares. The differences in expenses paid by the respective classes will affect their performances.

      If they deem it advisable and in the best interests of shareholders, the directors may create additional series of shares, each of which represents interests in a separate portfolio of investments and is subject to separate liabilities, and may create multiple classes of shares of such series, which may differ from each other as to expenses and dividends. If additional series or classes of shares are created, shares of each series or class are entitled to vote as a series or class only to the extent required by the 1940 Act or as permitted by the directors. Upon the Company's liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series.

      A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares of his or her applicable Portfolio at its net asset value as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash. The reinvestment date normally precedes the payment date by about seven days although the exact timing is subject to change. Shareholders will receive a confirmation of each new transaction in their account. The Company will confirm all account activity, including the payment of dividend and capital gain distributions and transactions made as a result of the Automatic Investment Plan.

      Shareholders may rely on these statements in lieu of stock certificates.

Rule 18f-3 Plan

      The Board of Directors have adopted a Rule 18f-3 Multiple Class Plan on behalf of the Company for the benefit of each of its series. The key features of the Rule 18f-3 Plan are as follows: (i) shares of each class of a Portfolio represent an equal pro rata interest in such Portfolio and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations qualifications, terms and conditions, except that each class bears certain specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class; and (ii) subject to certain limitations described in the prospectus, shares of a particular class of a Portfolio may be exchanged for shares of the same class of another Portfolio. At present, the Company offers Class A shares charging a maximum front-end sales charge of 5.50%, and Class C shares charging a deferred sales charge if shares are redeemed within one year of purchase.

                            SALE OF PORTFOLIO SHARES

      The Company makes a continuous offering of its shares, but retains the right to reject any offer to purchase its shares.

      The net asset value and public offering price per share of each Portfolio is calculated as of the close of trading on the NYSE on each day the NYSE is open for trading. The NYSE is closed on the following days: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day, and the Company does not accept purchase or redemption orders on these days.

      Trading in securities owned by the Portfolios may take place in various foreign markets on days (such as Saturday) when the Company is not open for business and does not calculate the net asset value of the Portfolios. Events affecting the values of foreign portfolio securities that occur after the markets for these securities are closed but before the time the Portfolios' net asset values are calculated will not be reflected in the Portfolios' net asset values unless PSIA, in accordance with policies adopted by the Board of Directors, determines that the particular event should be taken into account in computing the Portfolio's net asset value, in which case the affected securities would be valued in good faith, at fair value.

      Determination of net asset value (and the public offering and redemption price of shares) of the Portfolios may be suspended when (a) the NYSE is closed, other than customary weekend and holiday closings, (b) trading on the NYSE is restricted (c) an emergency exists as a result of which disposal of securities owned by a Portfolio is not reasonably practicable or it is not reasonably practicable for the Portfolio fairly to determine the value of its net assets, or (d) when the SEC may, by order, permit for the protection of a Portfolio's shareholders.

Computation of Offering Price - Class A Shares

      A hypothetical illustration of the computation of the offering price per share, using the value of each Portfolio's net assets attributable to its Class A shares and the number of outstanding Class A shares at the close of business on October 31, 2005 and the Class A shares' maximum front-end sales charge of 5.50%, is as follows:

----------------------------------------------------------------------------------------------------------------------
                                         Sector Rotational Portfolio            Select Equity Portfolio
----------------------------------------------------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------------------------------------------------
Class A Shares Outstanding
----------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share
----------------------------------------------------------------------------------------------------------------------
Sales Charge (5.50% of the Offering
   Price)
----------------------------------------------------------------------------------------------------------------------
Offering Price to the Public
----------------------------------------------------------------------------------------------------------------------

                          DISTRIBUTOR AND DISTRIBUTION

      Citco Mutual Fund Distributors, Inc. (the "Distributor") is the principal underwriter and exclusive agent for each Portfolios' shares, and has the right to select selling dealers to offer the shares to investors. The Distributor is a wholly-owned subsidiary of CMFS, the Company's administrator and transfer agent, and is an affiliated party of PSIA. The Distributor's principal business address is 83 General Warren Boulevard, Suite 200, Malvern, Pennsylvania 19355.

      For its services as the principal underwriter to the Company, the Distributor is entitled to be paid an annual fixed fee of $12,000 by the Company, and to retain the portion of the sales charge for Class A shares that is not re-allowed to selling brokers. The Distributor may also receive certain compensation from each Portfolio's Rule 12b-1 Distribution Plan, as described more fully below. During the Company's most recent fiscal year ended October 31, 2005, the Distributor received the following commissions and other compensation from the Portfolios:

----------------------------------------------------------------------------------------------------------------------
Name of Portfolio                Net Underwriting       Compensation on       Brokerage         Other Compensation(1)
                                 Discounts and          Redemptions and       Commissions
                                 Commissions            Repurchases
----------------------------------------------------------------------------------------------------------------------
Sector Rotational Portfolio
----------------------------------------------------------------------------------------------------------------------
Select Equity Portfolio
----------------------------------------------------------------------------------------------------------------------

----------
(1) The Distributor may receive Distribution (i.e., Rule 12b-1) fees from each class of shares of the Portfolios in connection with their sale and servicing.

      The Board of Directors of the Company and stockholders of each Portfolio have approved a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act (the "Plan") for each share class which provides for payment by each Portfolio of expenses related to the distribution of Portfolio shares and shareholder services. Under the Class A (formerly No-Load) Plan, each Portfolio compensates the Distributor at a rate equal to an annual maximum of 0.25% of the net asset value of the Class A shares of each Portfolio. Under the Class C Plan, each Portfolio compensates the Distributor at a rate equal to an annual maximum of 1.00% (0.75% of which is considered a distribution fee) of the net asset value of the Class C shares of each Portfolio. The Plans does not permit unreimbursed expenses incurred in a particular year to be carried over to or reimbursed in later years.

      The Plans have an initial term of one year and may be continued with respect to any Portfolio and applicable share class thereof for successive one year terms if approved at least annually by a majority vote, cast in person, of both the Board of Directors and the directors who are not "interested persons" of the Company (as that term is defined in the 1940 Act) or any party to such Plan (collectively, the "disinterested directors"), at a meeting called for the purpose of voting on the Plans. The Plans may be terminated with respect to any Portfolio at any time, without penalty, by a vote of a majority of the Company's disinterested directors, or by vote of a majority of the outstanding voting securities of the affected Portfolio and/or share class. The Plans terminate automatically in the event of an "assignment" of the Plan as defined in section 2(a)(4) of the 1940 Act. Also, while the Plans remain in effect the nomination of the disinterested directors of the Company is committed to the discretion of such directors.

      The Board of Directors believes there is a reasonable likelihood that the Plans will benefit the Portfolios and their shareholders by promoting the sale of shares and encouraging the retention of shares by holders. The benefits that would accrue to the Portfolios by an increase in the level of sales of shares are an enhanced ability to expand investment opportunities with increased cash and certain costs of operation would be decreased in proportion to the size of the Portfolio.

      For the fiscal years ended October 31, 2005, 2004 and 2003, the Portfolios incurred the following 12b-1 fees for its No-Load (now Class A) shares.

--------------------------------------------------------------------------------
Portfolio                                     2005         2004         2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Sector Rotational Portfolio                 $22,023      $14,438       $8,378
--------------------------------------------------------------------------------
Select Equity Portfolio                      $2,945       $2,404         $984
--------------------------------------------------------------------------------

      The following lists the principal expenses incurred by each Portfolio under the Class A shares Plan during the fiscal year ended October 31, 2005:

------------------------------------------------------------------------------------------------------
Expense                                  Sector Rotational Portfolio       Select Equity Portfolio
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Advertising                              $                                 $
------------------------------------------------------------------------------------------------------
Printing and Mailing of prospectuses     $                                 $
   to other than existing shareholders
------------------------------------------------------------------------------------------------------
Compensation to the Distributor          $                                 $
------------------------------------------------------------------------------------------------------
Compensation to broker-dealers           $                                 $
------------------------------------------------------------------------------------------------------
Compensation to sales personnel          $                                 $
------------------------------------------------------------------------------------------------------
Interest, carrying or other finance      $                                 $
   charges
------------------------------------------------------------------------------------------------------
Other (specify)                          $                                 $
------------------------------------------------------------------------------------------------------

      For the fiscal years ended October 31, 2005 and 2004, the Portfolios incurred the following 12b-1 fees for its Class C shares. All of these fees were retained by the Distributor. Class C shares were not offered prior to October 31, 2003.

--------------------------------------------------------------------------------
Portfolio                                             2005        2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Sector Rotational Portfolio                            $80          $1
--------------------------------------------------------------------------------
Select Equity Portfolio                                $11          $6
--------------------------------------------------------------------------------

                                   TAX STATUS

      The following summarizes certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisors with specific reference to their own tax situation.

      Each Portfolio intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). In order to so qualify, a Portfolio must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year; and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a Portfolio's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government or other regulated investment companies) of any one issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar or related trades and businesses.

      Provided each of the Portfolios qualifies for treatment as a regulated investment company, they will not be subject to federal income tax on income and net capital gains paid to shareholders in the form of dividends or capital gains distributions.

      An excise tax at the rate of 4% will be imposed on the excess, if any, of any Portfolio's "required distributions" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Portfolio's ordinary income for the calendar year, plus 98% of its capital gain net income recognized during the one-year period ending on October 31, plus undistributed amounts from prior years. The Portfolios intend to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by the Portfolios during October, November or December to shareholders of record during such month and paid by January 31 of the following year will be taxable to shareholders in the calendar year in which they are declared, rather than the calendar year in which they are received.

      As of October 31, 2005, the Portfolios had the following capital loss carry forwards available to offset future capital gains through the indicated expiration dates:

                                2012               2011                    2010                  2009
                                ----               ----                    ----                  ----
Sector Rotational Portfolio     $_________         $_________              $_________            $_________
Select Equity Portfolio         $_________         $_________              $_________            $_________

      Gains or losses attributable to fluctuations in exchange rates which occur between the time a Portfolio accrues interest or other receivables or accrues expenses or liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables, or pays such liabilities, are generally treated as ordinary income or loss. Similarly, a portion of the gains or losses realized on disposition of debt securities denominated in a foreign currency may also be treated as ordinary gain or loss. These gains, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Portfolio's investment company taxable income to be distributed to its shareholders, rather than increasing or decreasing the amount of the Portfolio's capital gains or losses.

      When a Portfolio writes a call, or purchases a put option, an amount equal to the premium received or paid by it is included in the Portfolio's assets and liabilities as an asset and as an equivalent liability.

      In writing a call, the amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Portfolio has written expires on its stipulated expiration date, the Portfolio recognizes a short-term capital gain. If a Portfolio enters into a closing purchase transaction with respect to an option which the Portfolio has written, the Portfolio realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Company has written is exercised, the Portfolio realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

      The premium paid by a Portfolio for the purchase of a put option is recorded in the Portfolio's statement of assets and liabilities as an investment and is subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized loss. The current market value of a listed option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Portfolio has purchased expires on the stipulated expiration date, the Portfolio realizes a capital loss for federal income tax purposes equal to the cost of the option. If a Portfolio exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale which will be decreased by the premium originally paid.

      The amount of any realized gain or loss on closing out an option on an index future will result in a realized gain or loss for tax purposes. Such options held by a Portfolio at the end of each fiscal year on a broad-based stock index will be required to be "marked-to-market" for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss and the remainder will be treated as short-term capital gain or loss. Certain options, futures contracts and options on futures contracts utilized by the Portfolios will be "Section 1256 contracts." Any gains or losses on Section 1256 contracts held by a Portfolio at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as a 60/40 gain or loss.

      Dividends eligible for designation under the dividends received deduction and paid by a Portfolio will qualify in part for the 70% dividends received deduction for corporations provided, that the Portfolio shares have been held for at least 45 days.

      The Portfolios will notify shareholders each year of the amount of dividends and distributions, including the amount of any distribution of long-term capital gains and the portion of its dividends which may qualify for the 70% deduction.

      Shareholders may be subject to a 28% withholding tax on the dividends, distributions and redemption payments ("back-up withholding") if their certified taxpayer identification number is not on file with the Company or if, to the Company's knowledge, the shareholder has furnished an incorrect number.

      The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action at any time and retroactively.

      Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local taxes as well as the application of the foreign tax credit.

      The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisors concerning the tax consequences of ownership of shares of the Portfolios, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

                             PORTFOLIO TRANSACTIONS

      Decisions to buy and sell securities for the Portfolios are made by PSIA or the applicable sub-advisors. In placing purchase and sale orders for portfolio securities for the Portfolios, it is the policy of PSIA to seek the best execution of orders at the most favorable price. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in the best execution at the most favorable price involves a number of largely judgmental considerations. Among these are PSIA's evaluation of the broker's efficiency in executing and clearing transactions, the rate of commission or the size of the broker-dealer's "spread", the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer, and the research and other services provided. A Portfolio may pay more than the lowest available commission in return for brokerage and research services. Research and other services may include information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to securities and reports and analysis concerning issuers and their creditworthiness. PSIA may use research and other services to service all of its clients, rather than the particular clients whose commissions may pay for research or other services. In other words, the Portfolio's brokerage may be used to pay for a research service that is used in managing another client of PSIA.

      PSIA or the sub-advisors may purchase or sell portfolio securities on behalf of the Portfolio in agency or principal transactions. In agency transactions, the Portfolio generally pays brokerage commissions. In principal transactions, the Portfolio generally does not pay commissions. However, the price paid for the security may include an undisclosed commission or "mark-up" or selling concessions. PSIA or the sub-advisors normally purchase fixed-income securities on a net basis from primary market makers acting as principals for the securities. PSIA or the sub-advisors may purchase certain money market instruments directly from an issuer without paying commissions or discounts. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, PSIA feels that better prices are available from non-principal market makers who are paid commissions directly.

      PSIA or the sub-advisors may combine transaction orders placed on behalf of a Portfolio with orders placed on behalf of any other fund or private account managed by them for the purpose of negotiating brokerage commissions or obtaining a more favorable transaction price. In these cases, transaction costs are shared proportionately by the fund or account, as applicable, which are part of the block. If an aggregated trade is not completely filled, then PSIA typically allocates the trade among the funds or accounts, as applicable, on a pro rata basis based upon account size. Exemptions are permitted on a case-by-case basis when judged by PSIA to be fair and reasonable to the funds or accounts involved.

      For the fiscal years or periods ended October 31, 2005, 2004 and 2003, the Portfolios paid brokerage commissions (including markups on principal transactions) as follows:

--------------------------------------------------------------------------------------------------------------
                                                2005               2004                2003
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Sector Rotational Portfolio                     $                  $                   $
--------------------------------------------------------------------------------------------------------------
Select Equity Portfolio                         $                  $                   $
--------------------------------------------------------------------------------------------------------------

      PSIA or the sub-advisors may execute trades for a Portfolio with broker/dealers that are affiliated with the Portfolio and/or officers and directors of the Company. These affiliated broker/dealers would receive commissions from such trades and such commissions may be used as part of a compensation package to its employees who may also be affiliated with the Company. The Company has adopted procedures to monitor and control such activities, and any such trading activities must be reported to the Board and reviewed at least quarterly.

      Until October 6, 2005, the Company had an affiliated broker-dealer, Quaker Securities, Inc. Quaker Securities, Inc. was an affiliated broker-dealer because it was 100% owned by CQH. On October 6, 2005, Quaker Securities, Inc. liquidated its business and de-registered as a broker-dealer.

      The following table provides information on the aggregate amount of commissions paid by the Sector Rotational Portfolio to Quaker Securities, Inc. during the fiscal years ended October 31, 2005, 2004 and 2003, and the percentage of the Portfolio's total commissions those brokerage fees represent:

----------------------------------------------------------------------------------------------------------------------
Year Ended October 31,                   Aggregate Commissions                  Percentage of Total Commissions Paid
----------------------------------------------------------------------------------------------------------------------
2005                                     $7,782                                 30%
----------------------------------------------------------------------------------------------------------------------
2004                                     $23,826                                100%
----------------------------------------------------------------------------------------------------------------------
2003
----------------------------------------------------------------------------------------------------------------------

      The following table provides information on the aggregate amount of commissions paid by the Select Equity Rotational Portfolio to Quaker Securities, Inc. during the fiscal years ended October 31, 2005, 2004 and 2003, and the percentage of the Portfolio's total commissions those brokerage fees represent:

----------------------------------------------------------------------------------------------------------------------
Year Ended October 31,                   Aggregate Commissions                  Percentage of Total Commissions Paid
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
2005                                     $13                                    0.26%
----------------------------------------------------------------------------------------------------------------------
2004                                     $0                                     0%
----------------------------------------------------------------------------------------------------------------------
2003                                     $                                      $
----------------------------------------------------------------------------------------------------------------------

                                    CUSTODIAN

      Harleysville National Bank (the "Custodian") serves as custodian for the Portfolios' assets. The Custodian's principal address is 483 Main Street, P. O. Box 195, Harleysville, Pennsylvania 19438. The Custodian acts as the depository for the Portfolios, holds in safekeeping its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Portfolio's request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from the Portfolios an annual fee based on the average net assets of the Portfolio held by the Custodian.

      For the fiscal years ended October 31, 2005, 2004 and 2003, the custodian received fees as follows:

--------------------------------------------------------------------------------
Portfolio                                      2005         2004         2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Sector Rotational Portfolio                                $6,503       $5,019
--------------------------------------------------------------------------------
Select Equity Portfolio                                    $2,973       $1,536
--------------------------------------------------------------------------------

                        ADMINISTRATOR AND TRANSFER AGENT

      Citco Mutual Fund Services, Inc. ("CMFS"), 83 General Warren Boulevard, Suite 200, Malvern, PA 19355, serves as the Portfolios' transfer, dividend paying, and shareholder servicing agent. CMFS also acts as administrator to the Company. CQH is the parent company of CMFS, and owns 85% of CMFS' stock. CQH is also a controlling shareholder of PSIA. Accordingly, CMFS and PSIA are affiliated parties of one and other.

      CMFS, subject to the authority of the Board of Directors, provides transfer agency services pursuant to a written agreement with the Company. CMFS maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

      CMFS also acts as administrator to the Company pursuant to a written agreement with the Company. CMFS supervises all aspects of the operations of the Company except those performed by PSIA and/or the sub-advisors. CMFS is responsible for:

      (a)   calculating each Portfolio's net asset value;

      (b) preparing and maintaining the books and accounts specified in Rule 31a-1; and 31a-2 of the 1940 Act;

      (c) preparing financial statements contained in reports to stockholders of the Company;

      (d)   preparing the Company's federal and state tax returns;

      (e)   preparing reports and filings with the SEC;

      (f)   preparing filings with state Blue Sky authorities; and

      (g)   maintaining the Company's financial accounts and records.

      For its services to the Company, CMFS is paid a fee based on the aggregate assets of all the Portfolios, on a declining scale as follows: 0.40% annually of average daily net assets on the first $100 million in Company assets, 0.30% annually of average daily net assets above $100 million and up to $200 million in Company assets, 0.25% annually of average daily net assets above $200 million and up to $300 million in Company assets, 0.20% annually of average daily net assets above $300 million and up to $500 million in Company assets, and 0.15% annually of average daily net assets above $500 million in Company assets. Each Portfolio is charged its pro rata share of such expenses.

      For the fiscal years ended October 31, 2005, 2004 and 2003, the Portfolios paid transfer agent/administrative fees as follows:

--------------------------------------------------------------------------------
Portfolio                                    2005         2004         2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Sector Rotational Portfolio               $35,269      $22,923      $13,406
--------------------------------------------------------------------------------
Select Equity Portfolio                   $4,716       $3,824       $1,556
--------------------------------------------------------------------------------

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      The firm of Briggs, Bunting & Dougherty, LLP serves as independent registered public accounting firm for the Portfolios, and will audit the annual financial statements of the Portfolios, prepare the Portfolios' federal and state tax returns, and consult with the Portfolios on matters of accounting and federal and state income taxation. Briggs Bunting & Dougherty, LLP, is located at Two Penn Center Plaza, 1500 JFK Boulevard, Suite 820, Philadelphia, PA 19102.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      The following table provides certain information as of December __, 2005, with respect to those persons known to the Company to be the beneficial owners of more than 5% of the outstanding shares of any class of shares of a Portfolio:

Sector Rotational Portfolio

----------------------------------------------------------------------------------------------------------------------
Names and Addresses                     Class Owned          Number of Shares             Percent of Class
                                                             Beneficially Owned
----------------------------------------------------------------------------------------------------------------------
Harley Co. (Reinvest)                   Class A                                           ________%
P. O. Box 195
Harleysville, PA  19438
----------------------------------------------------------------------------------------------------------------------
LifeNet Profit Sharing Plan and Trust   Class A                                           ________%
5809 Ward Court
Virginia Beach, VA  23455
----------------------------------------------------------------------------------------------------------------------
Penn Street Investment Advisors, Inc.   Class C                                           ________%
83 General Warren Boulevard, Suite 200
Malvern, PA  19355
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Names and Addresses                     Class Owned          Number of Shares             Percent of Class
                                                             Beneficially Owned
----------------------------------------------------------------------------------------------------------------------
Marsh L. Digirolamo                     Class C                                           ________%
233 Albert Street
Newton Falls, OH  44444
----------------------------------------------------------------------------------------------------------------------
Pamela A. Wrobleski                     Class C                                           ________%
1524 High Road
Jefferson Hills, PA  15025
----------------------------------------------------------------------------------------------------------------------
Christina E. Gugielmo                   Class C                                           ________%
18 Hopeful Lane
Ganesvoort, NY 12831
----------------------------------------------------------------------------------------------------------------------
AmeriTrade, Inc.                        Class C                                           ________%
P. O. Box 2226
Omaha, NE  68103
----------------------------------------------------------------------------------------------------------------------
Floyd Rademaker (IRA)                   Class C                                           ________%
c/o First Clearing, LLC
3315 North Missouri
Peoria, IL  61603
----------------------------------------------------------------------------------------------------------------------
Floyd and Margaret Rademaker            Class C                                           ________%
c/o First Clearing, LLC
3315 North Missouri
Peoria, IL  61603
----------------------------------------------------------------------------------------------------------------------
Margaret Rademaker (IRA)                Class C                                           ________%
c/o First Clearing, LLC
3315 North Missouri
Peoria, IL  61603
----------------------------------------------------------------------------------------------------------------------

Select Equity Portfolio
----------------------------------------------------------------------------------------------------------------------
Names and Addresses                     Class Owned          Number of Shares             Percent of Class
                                                             Beneficially Owned
----------------------------------------------------------------------------------------------------------------------
Anna G. Berkis                          Class A                                           ________%
134 Shearer Road
Sinking Springs, PA  19608
----------------------------------------------------------------------------------------------------------------------
William R. Kelley                       Class A                                           ________%
111 Limestone Drive
Reading, PA  19606
----------------------------------------------------------------------------------------------------------------------
Aivars O. Berkis                        Class A                                           ________%
134 Shearer Road
Sinking Springs, PA  19608
----------------------------------------------------------------------------------------------------------------------
Penn Street Investment Advisors, Inc.   Class C              96.2190                      100%
83 General Warren Boulevard, Suite 200
Malvern, PA  19355
----------------------------------------------------------------------------------------------------------------------

                                   PERFORMANCE

      From time to time a Portfolio may advertise its total return and yield. "Total return" is the total of all income and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of purchase price.

      The "yield" of a Portfolio is computed by dividing the net investment income per share earned during the period stated in the advertisement (using the average number of shares entitled to receive dividends) by the maximum offering price per share on the last day of the period. The calculation includes among expenses of such Portfolio, for the purpose of determining net investment income, all recurring charges for the period stated. The yield formula provides for semi-annual compounding which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period. A Portfolio may also include its distribution rate in its advertisements. The distribution rate is the amount of distributions per share made over a 12-month period divided by the current net asset value.

      Total return quotations used by the Portfolios are based on standardized methods of computing performance mandated by SEC rules. The "average annual total return (before taxes)" of a Portfolio refers to the average annual compounded rates of return over 1, 5 and 10 year periods or for the life of such Portfolio (which periods will be stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The average annual total returns (after taxes on distributions) and average annual total returns (after taxes on distributions and redemptions) for each Portfolio for the one-year, five-years and ten-years periods (or the life of the Portfolio if shorter), are set forth in the prospectus. The following are the average annual returns for the Portfolios (before taxes) for the one year, five year and ten year periods (or the life of the Portfolio if shorter), as applicable, ended October 31, 2005:

Average Annual Returns for the Periods Ended October 31, 2005

                                                                      Since
                                          1 Year      5 Years     Inception
                                          ------      -------     ---------

Sector Rotational Portfolio
       Class A shares                     _____%      _____%          _____%(1)
       Class C shares                     _____%      N/A(2)          _____%(2)
Select Equity Portfolio
       Class A shares                     _____%      N/A(3)          _____%(3)
       Class C shares                     _____%      N/A(4)          _____%(4)

----------
(1) The Class A shares of the Sector Rotational Portfolio commenced operations on August 30, 2000.

(2) The Class C shares of the Sector Rotational Portfolio commenced operations on March 1, 2004. Accordingly, no performance information is available for the five year period.

(3) The Class A shares of the Select Equity Portfolio commenced operations on April 2, 2003. Accordingly, no performance information is available for the five year period.

(4) The Class C shares of the Select Equity Portfolio commenced operations on March 1, 2004. Accordingly, no performance information is available for the five year period.

      As the following formula indicates, the average annual total return (before taxes) is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation and dividends and distributions paid and reinvested) for the stated period less any fees charged to all shareholder accounts and annualizing the result. The calculation assumes that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. According to the SEC formula:

                 n
         P(1 + T)  = ERV

         Where

                  P = a hypothetical initial payment of $1,000
                  T = average annual total return
                  n = number of years
                ERV = ending redeemable value of hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

      "Average annual total return (after taxes on distributions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax law. The calculation disregards (i) the affect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

      "Average annual total return (after taxes on distributions and redemptions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards the (i) effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g. state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or loses (e.g., short-term or long-term).

Comparisons and Advertisements. To help investors better evaluate how an investment in the Portfolios might satisfy their investment objective, advertisements regarding the Portfolios may discuss yield or total return for the Portfolios as reported by various financial publications and/or compare yield or total return to yield or total return as reported by other investments, indices, and averages. The following publications, indices, and averages may be used:

             Lehman Treasury Index;
             Salomon Bros. Corporate Bond Index;
             U.S. Treasury Bills;
             Consumer Price Index;
             S&P 500(R) Composite Index;
             Lehman Brothers Intermediate Government/Credit Index
             Dow Jones Industrial Average; and
             Mutual Fund returns calculated by the CDA Technologies, Inc.

                              FINANCIAL STATEMENTS

      The Company's audited financial statements, related notes and the report of Briggs Bunting & Dougherty, LLP for the fiscal year or period ended October 31, 2005 as set forth in the Company's Annual Report to Shareholders dated October 31, 2005 are __________________________________. The financial statements and related notes have been __________________ in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. No other parts of the Company's Annual Report to Shareholders are _________________________________. You may obtain a free copy of the Annual
Report to Shareholders by contacting the Company at the address or telephone number appearing on the cover of this SAI.

                                                                      APPENDIX 1

                       Proxy Voting Policy and Procedures

      The Board of Directors of The Penn Street Fund, Inc. (the "Company") has adopted the following policy and procedures with respect to voting proxies relating to portfolio securities held by the Company's investment portfolios ("Funds").

      1.    Proxy Voting Policy

            A. The policy of the of the Company is to delegate the responsibility for voting proxies relating to portfolio securities held by the Funds to Penn Street Investment Advisors, Inc. (the "Advisor") as a part of the Advisor's general management of the Funds, subject to the Board's continuing oversight.

            B. The Advisor may, but is not required to, further delegate the responsibility for voting proxies relating to portfolio securities held by any of the Funds to one or more of the sub-advisors retained to provide investment advisory services to such Fund, if any (each a "Sub-Advisor"). If such responsibility is delegated to a Sub-Advisor, then the Sub-Advisor shall assume the fiduciary duty and reporting responsibilities of the Advisor under these policy guidelines.

      2.    Fiduciary Duty

      The right to vote proxies with respect to portfolio securities held by the Funds is an asset of the Company. The Advisor or Sub-Advisor, to which authority to vote on behalf of any Fund is delegated, acts as a fiduciary of the Fund and must vote proxies in a manner consistent with the best interest of the Fund and its shareholders.

      3.    Proxy Voting Procedures

            A. At least annually, the Advisor (if it has retained the authority to vote proxies on behalf of any Fund) and each Sub-Advisor with authority to vote proxies on behalf of any Fund shall present to the Board its policies, procedures and other guidelines for voting proxies. In addition, the Advisor and each such Sub-Advisor shall notify the Board promptly of material changes to any of these documents.

            B. At least annually, the Advisor (if it has retained the authority to vote proxies on behalf of any Fund) and each Sub-Advisor with authority to vote proxies on behalf of any Fund shall provide to the Board a record of each proxy voted with respect to portfolio securities of such Fund during the year. With respect to those proxies that the Advisor or a Sub-Advisor has identified as involving a conflict of interest, the Advisor or Sub-Advisor shall submit a separate report to the Board, at its next regular meeting, indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy. For this purpose, a "conflict of interest" shall be deemed to occur when the Advisor or Sub-Advisor or an affiliated person of the Advisor or Sub-Advisor has a financial interest in a matter presented by a proxy to be voted on behalf of a Fund, other than the obligation the Advisor or Sub-Advisor incurs as investment advisor to the Fund, which may compromise the Advisor's or Sub-Advisor's independence of judgment and action in voting the proxy.

      4.    Revocation of Authority to Vote

      The delegation by the Board of the authority to vote proxies relating to portfolio securities of the Funds may be revoked by the Board, in whole or in part, at any time.

      5.    Annual Filing of Proxy Voting Record

      The Company shall file an annual report of each proxy voted with respect to portfolio securities of the Funds during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.(1)

      6.    Proxy Voting Disclosures

            A. The Company shall include in its Form N-1A registration statement:

                  1. A description of this policy and of the policies and procedures used by the Advisor (if it has retained the authority to vote proxies on behalf of any Fund), and by a Sub-Advisor with authority to vote proxies on behalf of any Fund, to determine how to vote proxies relating to portfolio securities(2); and

                  2. A statement disclosing that information regarding how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Company's toll-free telephone number (or through a specified Internet address or both) and on the SEC website.(3)

            B. The Company shall include in its Annual and Semi-Annual Reports to shareholders:

                  1. A statement that a description of the policies and procedures used by or on behalf of the Company to determine how to vote proxies relating to portfolio securities of the Funds is available without charge, upon request, by calling the Company's toll-free telephone number or through a specified Internet address, and on the SEC website.(4)

                  2. A statement that information regarding how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Company's toll-free telephone number (or through a specified Internet address or both) and on the SEC website.(5)

----------
(1)   The first annual report shall be for the year ended June 30, 2004.

(2) This disclosure shall be included in the registration statement next filed on behalf of the Funds after July 1, 2003.

(3) This disclosure shall be included in the registration statement next filed on behalf of the Funds after August 31, 2004.

(4) This disclosure shall be included in the report next filed on behalf of the Funds after July 1, 2003.

(5) This disclosure shall be included in the report next filed on behalf of the Funds after August 31, 2004.

                                     PART C
                                OTHER INFORMATION

Item 23.  Exhibits

(a)   Articles of Incorporation.

      (1) Original Articles of Incorporation are incorporated herein by reference to Exhibit No. 23(a)(1) of the Registrant's initial Registration Statement on Form N-1A (File Nos. 033-95102/811-09078) as filed with the U. S. Securities and Exchange Commission (the "SEC") on July 28, 1995 ("Form N-1A").

      (2) Articles of Amendment & Restatement dated July 8, 2003 are incorporated herein by reference to Exhibit No. 23(a)(2) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-95102/811-09078) as filed with the SEC on March 1, 2004 ("PEA No. 14").

      (3) Articles of Amendment dated November 19, 2003 are incorporated herein by reference to Exhibit No. 23(a)(3) of PEA No. 14.

      (4) Articles Supplementary dated November 19, 2003 are incorporated herein by reference to Exhibit No. 23(a)(4) of PEA No. 14.

(b)   By-Laws.

      (1)   The By-Laws are incorporated herein by reference to Exhibit No. 23
            (b) of Form N-1A.

(c)   Instruments Defining Rights of Security Holders.

      Not Applicable.

(d)   Investment Advisory Contracts.

      (1) Master Investment Advisory Agreement between Registrant and Penn Street Investment Advisors, Inc. ("PSIA") dated December __, 2005 is filed herewith.

      (2) Sub-Advisory Agreement by and between the Registrant, PSIA and Valley Forge Capital Advisors, Inc. dated December __, 2005 is filed herewith.

      (3) Sub-Advisory Agreement by and between the Registrant, PSIA and Berkshire Advisors, Inc. dated December __, 2005 is filed herewith.

(e)   Underwriting Contracts.

      (1) Distribution Agreement between Registrant and Citco Mutual Fund Distributors, Inc. dated July 27, 2005 is filed herewith.

(f)   Bonus or Profit Sharing Contracts.

      Not Applicable.

(g)   Custodian Agreements.

      (1) The Custodian Agreement between the Registrant and Harleysville National Bank is incorporated herein by reference to Exhibit No. 23(g)(1) of Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-95102/811-09078) as filed with the SEC on February 28, 1997 ("PEA No. 3").

(h)   Other Material Contracts.

      (1) Form of Mutual Fund Services Agreement between Registrant and Citco Mutual Fund Services, Inc. is incorporated herein by reference to Exhibit No. 23(h)(1) of Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-95102/811-09078) as filed with the SEC on October 17, 2002 ("PEA No. 8").

(i)   Legal Opinion.

      Opinion and Consent of Counsel is filed herewith.

(j)   Other Opinions.

      (1)   Consent of Briggs Bunting & Dougherty, LLP to be filed by amendment.

(k)   Omitted Financial Statements.

      Not Applicable.

(l)   Initial Capital Agreements.

      Not Applicable.

(m)   Rule 12b-1 Plan.

      (1) Plan of Distribution for Class A shares is incorporated herein by reference to Exhibit No. 23(m)(1) of Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-95102/811-09078) as filed with the SEC on December 5, 2003 ("PEA No. 11").

      (2) Plan of Distribution for Class C shares is incorporated herein by reference to Exhibit No. 23(m)(2) of PEA No. 11.

(n)   Rule 18f-3 Plan.

      The Registrant's Rule 18f-3 Plan is incorporated herein by reference to Exhibit No. 23(o) of PEA No. 11.

(o)   Reserved.

(p)   Codes of Ethics.

      (1) The Code of Ethics for the Registrant and PSIA is incorporated herein by reference to Exhibit No. 23(p)(1) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-95102/811-09078) as filed with the SEC on February 18, 2004 ("PEA No. 12").

      (2) The Code of Ethics for Citco Mutual Fund Distributors, Inc. is incorporated herein by reference to Exhibit No. 23(p)(2) of PEA No. 12.

Item 24. Persons Controlled by or Under Common Control with Registrant

      None.

Item 25. Indemnification

      Section 1 of Article XI of the Registrant's By-Laws provides for indemnification, as set forth below.

      With respect to the indemnification of the Officers and directors of
Registrant:

(a) The Corporation shall indemnify each Officer and director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided under Section 2-418 of the Maryland General Corporation Law: (i) unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection (b)(1) of such section; and (ii) provided, that the Corporation shall not indemnify any Officer or director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

(b) The provisions of clause (i) of paragraph (a) herein notwithstanding, the Corporation shall indemnify each Officer and director against reasonable expenses incurred in connection with the successful defense of any proceeding to which such Officer or director is a party by reason of service in such capacity.

(c) The Corporation, in the manner and to the extent provided by applicable law, shall advance to each Officer and director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.

      Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Advisor

      The list required by this Item 26 as to any other business, profession, vocation or employment of a substantial nature in which each of the investment advisors and sub-advisors, and each director, officer or partner of such investment advisors or sub-advisors, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee, is incorporated herein by reference to Schedules A and D of each investment advisor's or sub-advisor's Form ADV listed opposite such investment advisor's or sub-advisor's name below, which is currently on file with the SEC as required by the Investment Advisors Act of 1940, as amended.

--------------------------------------------------------------------------------
Name of Investment Advisor/Sub-Advisor                       Form ADV File No.
--------------------------------------------------------------------------------
Penn Street Investment Advisors, Inc.                        801-61116
--------------------------------------------------------------------------------
Valley Forge Capital Advisors, Inc.                          801-61699
--------------------------------------------------------------------------------
Berkshire Advisors, Inc.                                     801-61433
--------------------------------------------------------------------------------

Item 27. Principal Underwriters

(a) Citco Mutual Fund Distributors, Inc. ("CMFD") is underwriter and distributor for the Registrant's shares. As such, CMFD is obligated to offer shares of the Portfolios only upon orders received therefor. The Portfolios continuously offer shares. CMFD serves as underwriter or distributor for other investment companies.

(b) The information required by this Item 27(b) with respect to each director, officer or partner of CMFD is incorporated herein by reference to Schedule A of Form BD, filed by CMFD with the SEC pursuant to the Securities Exchange Act of 1934, as amended (File No. 008-49626).

(c)   Not Applicable.

Item 28. Location of Accounts and Records

      The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

(a)   Penn Street Investment Advisors, Inc.
      83 General Warren Boulevard, Suite 200
      Malvern, Pennsylvania 19355
      (records relating to its function as master investment advisor to each Portfolio).

(b)   Valley Forge Capital Advisors, Inc.
      83 General Warren Boulevard, Suite 200
      Malvern, Pennsylvania 19355
      (records relating to its function as sub-advisor to the Sector Rotational Portfolio).

(c)   Berkshire Advisors, Inc.
      2240 Ridgewood Road
      Wyomissing, PA 19610
      (records relating to its function as sub-advisor to the Select Equity Portfolio).

(d)   Citco Mutual Fund Services, Inc.
      83 General Warren Boulevard, Suite 200
      Malvern, Pennsylvania 19355
      (Registrant's Articles of Incorporation, By-Laws, Minute Books and records relating to its function as administrator, transfer agent and fund accounting agent to each Portfolio).

(e)   Harleysville National Bank
      483 Main Street
      P. O. Box 195
      Harleysville, Pennsylvania  19438
      (records relating to its functions as custodian for each Portfolio).

(f)   Citco Mutual Fund Services, Inc.
      83 General Warren Boulevard, Suite 200
      Malvern, Pennsylvania 19355
      (records relating to its function as principal underwriter to the Portfolios).

Item 29. Management Services

      There are no management-related service contracts not discussed in Parts A or B of this Form.

Item 30. Undertakings

         None.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment No. 19 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Malvern, State of Pennsylvania on the 29th day of December, 2005.

                                                  THE PENN STREET FUND, INC.

                                                  /s/ John G. Roman*
                                                  ------------------------------
                                                  John G. Roman
                                                  President

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 18 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ John A.  Lukan*                                          December 29, 2005
-------------------------------------
John A.  Lukan, Director and Chairman

/s/ Edmund Pyle, Esq.*                                       December 29, 2005
-------------------------------------
Edmund Pyle, Esq., Director

/s/ James R.  Brinton*                                       December 29, 2005
-------------------------------------
James R.  Brinton, Director

/s/ Richard Stevens*                                         December 29, 2005
-------------------------------------
Richard Stevens, Director

/s/ C.  Garrett Williams                                     December 29, 2005
-------------------------------------
C.  Garrett Williams, Director

/s/ John G. Roman*                                           December 29, 2005
-------------------------------------
John G. Roman
President

/s/ Paul Giorgio*                                            December 29, 2005
-------------------------------------
Paul Giorgio, Treasurer & Chief Accounting Officer

         *By:        /s/ John G. Roman
                     -----------------
                       John G. Roman
                 Attorney-in-Fact pursuant
                  to a Power of Attorney

                                    EXHIBITS

--------------------------------------------------------------------------------
Exhibit No.             Description
--------------------------------------------------------------------------------
23(d)(1)                Master Investment Advisory Agreement between Registrant
                        and Penn Street Investment Advisors, Inc. ("PSIA") dated
                        December __, 2005 is filed herewith.
--------------------------------------------------------------------------------
23(d)(2)                Sub-Advisory Agreement by and between the Registrant,
                        PSIA and Valley Forge Capital Advisors, Inc. dated
                        December __, 2005 is filed herewith.
--------------------------------------------------------------------------------
23(d)(3)                Sub-Advisory Agreement by and between the Registrant,
                        PSIA and Berkshire Advisors, Inc. dated December __,
                        2005 is filed herewith.
--------------------------------------------------------------------------------
23(e)(1)                Distribution Agreement between Registrant and Citco
                        Mutual Fund Distributors, Inc. dated July 27, 2005 is
                        filed herewith.
--------------------------------------------------------------------------------
23(i)                   Opinion and Consent of Counsel is filed herewith.
--------------------------------------------------------------------------------